UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/11

Item 1. Reports to Stockholders.

DECEMBER 31, 2011

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Growth Allocation Fund

Sign up for electronic delivery on **franklintempleton.com**

ASSET ALLOCATION

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Economic and Market Overview

The U.S. economy improved steadily but modestly in 2011 despite geopolitical, employment and housing pressures. In contrast, growth outside the U.S. began to slow, which some attributed partly to the effects of Japan’s earthquake on the global supply chain and populist uprisings across the oil-and-gas-producing regions of the Middle East and North Africa. Although manufacturing growth slowed in the second half of the year as high commodity prices reduced purchasing power and demand ebbed, the trend began to reverse near year-end. The U.S. manufacturing sector helped power the domestic economy and led global manufacturing output heading into 2012. European and Asian manufacturing, however, generally weakened throughout 2011 as parts of Europe were in danger of falling back into recession.

The U.S. financial system and household balance sheets continued to improve, but the country still faced persistently high unemployment, a prolonged housing market slump and massive national debt. Inflation rose across much of the world but stayed relatively contained in the U.S., even slowing toward year-end amid declining energy and food prices. The Federal Reserve Board (Fed) sought to boost economic growth by maintaining its accommodative monetary policy and undertook a second round of quantitative easing that ended on June 30. Subsequently, the Fed continued to purchase U.S. Treasuries with proceeds from maturing debt in an effort to support economic growth. Outside the U.S., European policymakers ultimately stepped up their response to their sovereign debt and banking crisis. The European Central Bank cut short-term interest rates and expanded bank lending facilities, and six key global central banks agreed to lower dollar funding costs for Europe’s distressed commercial banks. Chinese policymakers lowered commercial bank reserve requirements and the International Monetary Fund revamped its credit line and eased its lending terms.

Although U.S. stock markets rallied in the spring, worrisome global events and slowing global growth dampened investor sentiment and market volatility surged. Risk-averse investors sought perceived safe havens and seemed to ignore that many companies generated record profits. Despite large swings, U.S. stocks as measured by the Standard & Poor’s® 500 Index gained 2.11% in 2011.1 The

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

Annual Report | 3

Dow Jones Industrial Average rose 8.38%, reflecting investors’ general preference for large, established U.S. companies.1 In contrast, developed and emerging world stocks as measured by the MSCI All Country World Index fell 6.86%.1 Amid general global market declines, perceived safe-haven currencies such as the Japanese yen and Swiss franc rallied strongly, and U.S. Treasuries posted their best one-year return since 2008.

The foregoing information reflects our analysis and opinions as of December 31, 2011. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton Conservative Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Conservative Allocation

Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Conservative Allocation Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton Conservative Allocation Fund – Class A had a -0.71% cumulative total return for the 12 months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500®), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance excluding the U.S. and Canada, had total returns of +2.11% and -11.73%. The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +7.84% total return. The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (fund investments) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 40.

Annual Report | 5

We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Conservative Allocation Fund allocated 39.4% of total net assets to equity and 41.7% to fixed income. Domestic equity exposure was 71.8% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2011, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 6.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 66.9% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 17.4% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund – Class Z, each underperformed the S&P 500 during the 12-month reporting period. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class each underperformed the BC U.S. Aggregate Index.

6 | Annual Report

Thank you for your continued participation in Franklin Templeton Conservative Allocation Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 12/31/11

Franklin Templeton Conservative Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTCIX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.41	$13.33	$13.74
Distributions (1/1/11–12/31/11)
Dividend Income	$0.3131
Class B (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.40	$13.30	$13.70
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2017
Class C (Symbol: FTCCX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.40	$13.13	$13.53
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2136
Class R (Symbol: FTCRX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.41	$13.29	$13.70
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2807
Advisor Class (Symbol: FTCZX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.41	$13.32	$13.73
Distributions (1/1/11–12/31/11)
Dividend Income	$0.3467

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-0.71%	+	19.71%	+	67.96%
Average Annual Total Return[3]		-6.43%	+	2.45%	+	4.70%
Value of $10,000 Investment[4]		$9,357		$11,285		$15,836
Total Annual Operating Expenses[5]
Without Waiver	1.21%
With Waiver	1.15%
Class B		1-Year		5-Year		Inception (12/1/03)
Cumulative Total Return[2]		-1.45%	+	15.37%	+	42.64%
Average Annual Total Return[3]		-5.34%	+	2.54%	+	4.49%
Value of $10,000 Investment[4]		$9,466		$11,337		$14,264
Total Annual Operating Expenses[5]
Without Waiver	1.96%
With Waiver	1.90%
Class C		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-1.38%	+	15.40%	+	55.85%
Average Annual Total Return[3]		-2.35%	+	2.91%	+	4.54%
Value of $10,000 Investment[4]		$9,765		$11,540		$15,585
Total Annual Operating Expenses[5]
Without Waiver	1.96%
With Waiver	1.90%
Class R		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-0.95%	+	18.23%	+	63.80%
Average Annual Total Return[3]		-0.95%	+	3.41%	+	5.06%
Value of $10,000 Investment[4]		$9,905		$11,823		$16,380
Total Annual Operating Expenses[5]
Without Waiver	1.46%
With Waiver	1.40%
Advisor Class[6]		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-0.47%	+	21.18%	+	70.46%
Average Annual Total Return[3]		-0.47%	+	3.92%	+	5.48%
Value of $10,000 Investment[4]		$9,953		$12,118		$17,046
Total Annual Operating Expenses[5]
Without Waiver	0.96%
With Waiver	0.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting indi-
vidual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks that are heightened in developing countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A perform-
ance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after
12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +34.54% and +5.00%.
7. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market per-
formance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-
grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill
Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

12 | Annual Report

Your Fund’s Expenses

Franklin Templeton Conservative Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$962.30	$2.47	$5.44
Hypothetical (5% return before expenses)	$1,000	$1,022.68	$2.55	$5.60
Class B
Actual	$1,000	$958.80	$6.17	$9.13
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36	$9.40
Class C
Actual	$1,000	$959.40	$6.17	$9.14
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36	$9.40
Class R
Actual	$1,000	$961.70	$3.71	$6.68
Hypothetical (5% return before expenses)	$1,000	$1,021.42	$3.82	$6.87
Advisor Class
Actual	$1,000	$963.60	$1.24	$4.21
Hypothetical (5% return before expenses)	$1,000	$1,023.95	$1.28	$4.33

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.10%; B: 1.85%; C: 1.85%; R: 1.35%; and Advisor: 0.85%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Annual Report

Franklin Templeton Moderate Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Moderate Allocation Fund

seeks the highest level of long-term total return consistent with a moderate level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Moderate Allocation Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton Moderate Allocation Fund – Class A had a -1.49% cumulative total return for the 12 months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance excluding the U.S. and Canada, had total returns of +2.11% and -11.73%. The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +7.84% total return. The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (fund investments) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 46.

Annual Report | 15

We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Moderate Allocation Fund allocated 53.2% of total net assets to equity and 37.5% to fixed income. Domestic equity exposure was 71.8% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2011, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 9.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 66.4% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 15.5% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund – Class Z, each underperformed the S&P 500 during the 12-month reporting period. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class each underperformed the BC U.S. Aggregate Index.

16 | Annual Report

Thank you for your continued participation in Franklin Templeton Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 17

Performance Summary as of 12/31/11

Franklin Templeton Moderate Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMTIX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.52	$13.69	$14.21
Distributions (1/1/11–12/31/11)
Dividend Income	$0.3197
Class B (Symbol: FBMTX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.51	$13.65	$14.16
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2054
Class C (Symbol: FTMTX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.52	$13.40	$13.92
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2187
Class R (Symbol: FTMRX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.53	$13.64	$14.17
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2853
Advisor Class (Symbol: FMTZX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.53	$13.69	$14.22
Distributions (1/1/11–12/31/11)
Dividend Income	$0.3545

18 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-1.49%	+	18.53%	+	73.83%
Average Annual Total Return[3]		-7.17%	+	2.23%	+	5.06%
Value of $10,000 Investment[4]		$9,283		$11,168		$16,381
Total Annual Operating Expenses[5]
Without Waiver	1.27%
With Waiver	1.22%
Class B		1-Year		5-Year		Inception (12/1/03)
Cumulative Total Return[2]		-2.16%	+	14.24%	+	47.61%
Average Annual Total Return[3]		-6.01%	+	2.34%	+	4.94%
Value of $10,000 Investment[4]		$9,399		$11,229		$14,761
Total Annual Operating Expenses[5]
Without Waiver	2.02%
With Waiver	1.97%
Class C		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-2.17%	+	14.21%	+	61.42%
Average Annual Total Return[3]		-3.13%	+	2.69%	+	4.90%
Value of $10,000 Investment[4]		$9,687		$11,421		$16,142
Total Annual Operating Expenses[5]
Without Waiver	2.02%
With Waiver	1.97%
Class R		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-1.73%	+	17.10%	+	69.49%
Average Annual Total Return[3]		-1.73%	+	3.21%	+	5.42%
Value of $10,000 Investment[4]		$9,827		$11,710		$16,949
Total Annual Operating Expenses[5]
Without Waiver	1.52%
With Waiver	1.47%
Advisor Class[6]		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-1.24%	+	20.06%	+	76.65%
Average Annual Total Return[3]		-1.24%	+	3.72%	+	5.86%
Value of $10,000 Investment[4]		$9,876		$12,006		$17,665
Total Annual Operating Expenses[5]
Without Waiver	1.02%
With Waiver	0.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 19

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

20 | Annual Report

Annual Report | 21

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting indi-
vidual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks that are heightened in developing countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A perform-
ance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after
12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +35.21% and +5.09%.
7. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market per-
formance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-
grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill
Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

22 | Annual Report

Your Fund’s Expenses

Franklin Templeton Moderate Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$950.10	$2.46	$5.75
Hypothetical (5% return before expenses)	$1,000	$1,022.68	$2.55	$5.96
Class B
Actual	$1,000	$947.20	$6.14	$9.42
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36	$9.75
Class C
Actual	$1,000	$947.50	$6.14	$9.42
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36	$9.75
Class R
Actual	$1,000	$949.40	$3.69	$6.98
Hypothetical (5% return before expenses)	$1,000	$1,021.42	$3.82	$7.22
Advisor Class
Actual	$1,000	$952.10	$1.23	$4.53
Hypothetical (5% return before expenses)	$1,000	$1,023.95	$1.28	$4.69

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.17%; B: 1.92%; C: 1.92%; R: 1.42%; and Advisor: 0.92%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Annual Report

Franklin Templeton Growth Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Growth Allocation Fund

seeks the highest level of long-term total return consistent with a higher level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Growth Allocation Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton Growth Allocation Fund – Class A had a -3.15% cumulative total return for the 12 months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance excluding the U.S. and Canada, had total returns of +2.11% and -11.73%. The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +7.84% total return. The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 28.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (fund investments) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 52.

Annual Report | 25

equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Growth Allocation Fund allocated 78.0% of total net assets to equity and 17.7% to fixed income. Domestic equity exposure was 72.3% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2011, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 13.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 70.1% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 6.5% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund – Class Z, each underperformed the S&P 500 during the 12-month reporting period. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class each underperformed the BC U.S. Aggregate Index.

26 | Annual Report

Thank you for your continued participation in Franklin Templeton Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 12/31/11

Franklin Templeton Growth Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FGTIX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.72	$14.53	$15.25
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2432
Class B (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.67	$14.33	$15.00
Distributions (1/1/11–12/31/11)
Dividend Income	$0.0940
Class C (Symbol: FTGTX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.72	$14.25	$14.97
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1382
Class R (Symbol: FGTRX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.72	$14.37	$15.09
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2103
Advisor Class (Symbol: FGTZX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.72	$14.56	$15.28
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2792

28 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Class R/Advisor Class: no sales charges.

Class A		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-3.15%	+	11.13%	+	69.67%
Average Annual Total Return[3]		-8.71%	+	0.94%	+	4.80%
Value of $10,000 Investment[4]		$9,129		$10,476		$15,987
Total Annual Operating Expenses[5]
Without Waiver	1.38%
With Waiver	1.32%
Class B		1-Year		5-Year		Inception (12/1/03)
Cumulative Total Return[2]		-3.87%	+	7.04%	+	46.52%
Average Annual Total Return[3]		-7.69%	+	1.02%	+	4.84%
Value of $10,000 Investment[4]		$9,231		$10,519		$14,652
Total Annual Operating Expenses[5]
Without Waiver	2.13%
With Waiver	2.07%
Class C		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-3.91%	+	7.02%	+	57.40%
Average Annual Total Return[3]		-4.87%	+	1.37%	+	4.64%
Value of $10,000 Investment[4]		$9,513		$10,702		$15,740
Total Annual Operating Expenses[5]
Without Waiver	2.13%
With Waiver	2.07%
Class R		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-3.40%	+	9.83%	+	65.37%
Average Annual Total Return[3]		-3.40%	+	1.89%	+	5.16%
Value of $10,000 Investment[4]		$9,660		$10,983		$16,537
Total Annual Operating Expenses[5]
Without Waiver	1.63%
With Waiver	1.57%
Advisor Class[6]		1-Year		5-Year		10-Year
Cumulative Total Return[2]		-2.90%	+	12.52%	+	72.36%
Average Annual Total Return[3]		-2.90%	+	2.39%	+	5.59%
Value of $10,000 Investment[4]		$9,710		$11,252		$17,236
Total Annual Operating Expenses[5]
Without Waiver	1.13%
With Waiver	1.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 31

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting indi-
vidual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks that are heightened in developing countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A perform-
ance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after
12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +29.26% and +4.31%.
7. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market per-
formance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-
grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill
Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

32 | Annual Report

Your Fund’s Expenses

Franklin Templeton Growth Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 33

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$930.20	$2.43	$6.03
Hypothetical (5% return before expenses)	$1,000	$1,022.68	$2.55	$6.31
Class B
Actual	$1,000	$926.80	$6.07	$9.66
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36	$10.11
Class C
Actual	$1,000	$926.30	$6.07	$9.66
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36	$10.11
Class R
Actual	$1,000	$929.10	$3.65	$7.24
Hypothetical (5% return before expenses)	$1,000	$1,021.42	$3.82	$7.58
Advisor Class
Actual	$1,000	$931.40	$1.22	$4.82
Hypothetical (5% return before expenses)	$1,000	$1,023.95	$1.28	$5.04

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.24%; B: 1.99%; C: 1.99%; R: 1.49%; and Advisor: 0.99%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
gDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was was 0.60% for the year ended December 31, 2011.

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
gDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was 0.60% for the year ended December 31, 2011.

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
gDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was 0.60% for the year ended December 31, 2011.

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
gDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was 0.60% for the year ended December 31, 2011.

38 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was 0.60% for the year ended December 31, 2011.

Annual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

Franklin Templeton Conservative Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.3%
[a,b]Franklin Pelagos Commodities Strategy Fund, Advisor Class	210,500	$2,069,215
[a,b]Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	210,500	2,113,420
		4,182,635
Domestic Equity 28.3%
[a,b]Franklin DynaTech Fund, Advisor Class	896,289	26,046,153
[a,b]Franklin Flex Cap Growth Fund, Advisor Class	1,962,765	88,540,351
[b]Franklin Growth Fund, Advisor Class	1,309,500	58,469,161
[a,b]Franklin Growth Opportunities Fund, Advisor Class	743,444	15,552,849
[b]Franklin MicroCap Value Fund, Advisor Class	597,358	16,678,230
[b]Franklin Natural Resources Fund, Advisor Class	553,604	20,511,032
[b]Franklin Rising Dividends Fund, Advisor Class	2,286,740	79,441,348
[b]Franklin Utilities Fund, Advisor Class	2,596,150	34,892,257
iShares S&P 500 Index Fund, ETF	135,370	17,051,205
[b]Mutual Shares Fund, Class Z	1,761,536	35,142,652
		392,325,238
Domestic Fixed Income 27.9%
[b]Franklin High Income Fund, Advisor Class	11,038,236	21,524,561
[b]Franklin Total Return Fund, Advisor Class	8,032,427	80,806,214
[b]Franklin U.S. Government Securities Fund, Advisor Class	34,627,912	241,010,267
iShares Barclays Aggregate Bond Fund, ETF	395,955	43,654,039
		386,995,081
Foreign Equity 11.1%
[b]Franklin Gold and Precious Metals Fund, Advisor Class	594,464	22,649,074
[b]Franklin International Small Cap Growth Fund, Advisor Class	1,791,249	24,396,815
iShares MSCI EAFE Index Fund, ETF	141,070	6,987,197
[b]Mutual European Fund, Class Z	1,979,777	37,516,772
[b]Templeton China World Fund, Advisor Class	505,439	17,210,211
[b]Templeton Foreign Fund, Advisor Class	7,778,263	45,502,836
		154,262,905
Foreign Fixed Income 13.8%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	2,554,370	28,889,930
[b]Templeton Global Bond Fund, Advisor Class	13,122,983	162,331,304
		191,221,234
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $1,051,881,078) 81.4%		1,128,987,093
Short Term Investments (Cost $261,282,501) 18.8%
Money Market Funds 18.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	261,282,501	261,282,501

Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,313,163,579) 100.2%		1,390,269,594
Other Assets, less Liabilities (0.2)%		(2,387,865)
Net Assets 100.0%		$1,387,881,729

See Abbreviations on page 73.
[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.
40 | The accompanying notes are an integral part of these financial statements. |	Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Annual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Class B	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$14.16	$12.88	$10.64	$14.31	$13.99
Income from investment operations[a]:					
Net investment income[b,c]	0.16	0.19	0.16	0.25	0.31
Net realized and unrealized gains (losses)	(0.46)	1.25	2.34	(3.30)	0.88
Total from investment operations	(0.30)	1.44	2.50	(3.05)	1.19
Less distributions from:					
Net investment income	(0.21)	(0.16)	(0.16)	(0.25)	(0.32)
Net realized gains	—	—	(0.10)	(0.37)	(0.55)
Total distributions	(0.21)	(0.16)	(0.26)	(0.62)	(0.87)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$13.65	$14.16	$12.88	$10.64	$14.31
Total return[f]	(2.16)%	11.17%	23.65%	(21.80)%	8.61%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.28%	1.28%	1.32%	1.43%	1.43%
Expenses net of waiver and payments by affiliates[g]	1.25%	1.25%	1.25%	1.27%	1.25%
Net investment income[c]	1.40%	1.67%	1.44%	1.99%	2.17%
Supplemental data					
Net assets, end of year (000's)	$9,818	$14,276	$14,448	$11,060	$12,445
Portfolio turnover rate	19.76%	13.94%	13.71%	7.29%	10.29%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Class C	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$13.92	$12.68	$10.47	$14.11	$13.81
Income from investment operations[a]:					
Net investment income[b,c]	0.19	0.22	0.17	0.25	0.31
Net realized and unrealized gains (losses)	(0.49)	1.18	2.30	(3.26)	0.87
Total from investment operations	(0.30)	1.40	2.47	(3.01)	1.18
Less distributions from:					
Net investment income	(0.22)	(0.16)	(0.16)	(0.26)	(0.33)
Net realized gains	—	—	(0.10)	(0.37)	(0.55)
Total distributions	(0.22)	(0.16)	(0.26)	(0.63)	(0.88)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$13.40	$13.92	$12.68	$10.47	$14.11
Total return[f]	(2.17)%	11.10%	23.82%	(21.87)%	8.61%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.28%	1.28%	1.32%	1.43%	1.43%
Expenses net of waiver and payments by affiliates[g]	1.25%	1.25%	1.25%	1.27%	1.25%
Net investment income[c]	1.40%	1.67%	1.44%	1.99%	2.17%
Supplemental data					
Net assets, end of year (000's)	$554,603	$460,531	$303,794	$164,355	$160,563
Portfolio turnover rate	19.76%	13.94%	13.71%	7.29%	10.29%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Class R	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$14.17	$12.89	$10.64	$14.32	$14.00
Income from investment operations[a]:					
Net investment income[b,c]	0.27	0.30	0.23	0.33	0.39
Net realized and unrealized gains (losses)	(0.51)	1.21	2.34	(3.32)	0.88
Total from investment operations	(0.24)	1.51	2.57	(2.99)	1.27
Less distributions from:					
Net investment income	(0.29)	(0.23)	(0.22)	(0.32)	(0.40)
Net realized gains	—	—	(0.10)	(0.37)	(0.55)
Total distributions	(0.29)	(0.23)	(0.32)	(0.69)	(0.95)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$13.64	$14.17	$12.89	$10.64	$14.32
Total return[f]	(1.73)%	11.75%	24.37%	(21.45)%	9.16%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	0.78%	0.78%	0.82%	0.93%	0.93%
Expenses net of waiver and payments by affiliates[g]	0.75%	0.75%	0.75%	0.77%	0.75%
Net investment income[c]	1.90%	2.17%	1.94%	2.49%	2.67%
Supplemental data					
Net assets, end of year (000's)	$248,702	$198,936	$101,575	$47,009	$40,102
Portfolio turnover rate	19.76%	13.94%	13.71%	7.29%	10.29%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Advisor Class	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$14.22	$12.93	$10.67	$14.35	$14.03
Income from investment operations[a]:					
Net investment income[b,c]	0.37	0.36	0.30	0.40	0.46
Net realized and unrealized gains (losses)	(0.55)	1.22	2.33	(3.33)	0.88
Total from investment operations	(0.18)	1.58	2.63	(2.93)	1.34
Less distributions from:					
Net investment income	(0.35)	(0.29)	(0.27)	(0.38)	(0.47)
Net realized gains	—	—	(0.10)	(0.37)	(0.55)
Total distributions	(0.35)	(0.29)	(0.37)	(0.75)	(1.02)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$13.69	$14.22	$12.93	$10.67	$14.35
Total return	(1.24)%	12.31%	24.97%	(21.02)%	9.66%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[f]	0.28%	0.28%	0.32%	0.43%	0.43%
Expenses net of waiver and payments by affiliates[f]	0.25%	0.25%	0.25%	0.27%	0.25%
Net investment income[c]	2.40%	2.67%	2.44%	2.99%	3.17%
Supplemental data					
Net assets, end of year (000's)	$78,605	$39,641	$27,944	$11,489	$9,699
Portfolio turnover rate	19.76%	13.94%	13.71%	7.29%	10.29%

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

Franklin Templeton Moderate Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.4%
[a,b]Franklin Pelagos Commodities Strategy Fund, Advisor Class	438,800	$4,313,404
[a,b]Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	438,800	4,405,552
		8,718,956
Domestic Equity 38.2%
[a,b]Franklin DynaTech Fund, Advisor Class	1,814,281	52,722,998
[a,b]Franklin Flex Cap Growth Fund, Advisor Class	4,513,839	203,619,275
[b]Franklin Growth Fund, Advisor Class	2,732,897	122,023,860
[a,b]Franklin Growth Opportunities Fund, Advisor Class	1,734,337	36,282,327
[b]Franklin MicroCap Value Fund, Advisor Class	1,273,008	35,542,382
[b]Franklin Natural Resources Fund, Advisor Class	1,153,697	42,744,462
[b]Franklin Rising Dividends Fund, Advisor Class	4,491,555	156,036,636
[b]Franklin Utilities Fund, Advisor Class	6,382,259	85,777,559
iShares S&P 500 Index Fund, ETF	214,940	27,073,842
[b]Mutual Shares Fund, Class Z	4,141,238	82,617,708
		844,441,049
Domestic Fixed Income 24.9%
[b]Franklin High Income Fund, Advisor Class	16,540,092	32,253,179
[b]Franklin Total Return Fund, Advisor Class	10,650,925	107,148,306
[b]Franklin U.S. Government Securities Fund, Advisor Class	49,297,812	343,112,775
iShares Barclays Aggregate Bond Fund, ETF	628,000	69,237,000
		551,751,260
Foreign Equity 15.0%
[b]Franklin Gold and Precious Metals Fund, Advisor Class	1,313,536	50,045,713
[b]Franklin International Small Cap Growth Fund, Advisor Class	3,901,845	53,143,126
iShares MSCI EAFE Index Fund, ETF	224,130	11,101,159
[b]Mutual European Fund, Class Z	4,448,469	84,298,494
[b]Templeton China World Fund, Advisor Class	1,088,766	37,072,493
[b]Templeton Foreign Fund, Advisor Class	16,614,898	97,197,151
		332,858,136
Foreign Fixed Income 12.6%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	3,716,986	42,039,110
[b]Templeton Global Bond Fund, Advisor Class	19,159,786	237,006,557
		279,045,667
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $1,870,112,117) 91.1%		2,016,815,068
Short Term Investments (Cost $197,999,013) 8.9%
Money Market Funds 8.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	197,999,013	197,999,013
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,068,111,130) 100.0%		2,214,814,081
Other Assets, less Liabilities (0.0)%†		(856,483)
Net Assets 100.0%		$2,213,957,598

See Abbreviations on page 73.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding investments in Underlying Funds.

46 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

Franklin Templeton Growth Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.6%
[a,b]Franklin Pelagos Commodities Strategy Fund, Advisor Class	307,200	$3,019,776
[a,b]Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	307,200	3,084,288
		6,104,064
Domestic Equity 56.4%
[a,b]Franklin DynaTech Fund, Advisor Class	1,248,285	36,275,166
[a,b]Franklin Flex Cap Growth Fund, Advisor Class	3,003,782	135,500,623
[b]Franklin Growth Fund, Advisor Class	1,766,243	78,862,748
[a,b]Franklin Growth Opportunities Fund, Advisor Class	1,224,252	25,611,354
[b]Franklin MicroCap Value Fund, Advisor Class	919,668	25,677,134
[b]Franklin Natural Resources Fund, Advisor Class	805,360	29,838,579
[b]Franklin Rising Dividends Fund, Advisor Class	3,021,175	104,955,604
[b]Franklin Utilities Fund, Advisor Class	3,933,664	52,868,441
iShares S&P 500 Index Fund, ETF	95,625	12,044,925
[b]Mutual Shares Fund, Class Z	2,804,870	55,957,165
		557,591,739
Domestic Fixed Income 12.4%
[b]Franklin High Income Fund, Advisor Class	2,588,825	5,048,209
[b]Franklin Total Return Fund, Advisor Class	2,163,329	21,763,084
[b]Franklin U.S. Government Securities Fund, Advisor Class	9,280,541	64,592,563
iShares Barclays Aggregate Bond Fund, ETF	279,455	30,809,914
		122,213,770
Foreign Equity 21.6%
[b]Franklin Gold and Precious Metals Fund, Advisor Class	801,218	30,526,408
[b]Franklin International Small Cap Growth Fund, Advisor Class	2,575,403	35,076,982
iShares MSCI EAFE Index Fund, ETF	99,185	4,912,633
[b]Mutual European Fund, Class Z	2,895,709	54,873,683
[b]Templeton China World Fund, Advisor Class	709,652	24,163,652
[b]Templeton Foreign Fund, Advisor Class	10,844,661	63,441,268
		212,994,626
Foreign Fixed Income 5.3%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	749,693	8,479,031
[b]Templeton Global Bond Fund, Advisor Class	3,524,146	43,593,692
		52,072,723

Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $859,785,086) 96.3%		950,976,922

Short Term Investments (Cost $39,375,622) 4.0%
Money Market Funds 4.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	39,375,622	39,375,622

Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $899,160,708) 100.3%		990,352,544
Other Assets, less Liabilities (0.3)%		(2,627,084)
Net Assets 100.0%		$987,725,460

See Abbreviations on page 73.
[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.
52 | The accompanying notes are an integral part of these financial statements. |	Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2011

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Investments in securities:
Cost - Underlying Funds (Note 7)	$1,247,650,936	$1,965,038,848	$852,765,019
Cost - Exchange Traded Funds	65,512,643	103,072,282	46,395,689
Total cost of investments	$1,313,163,579	$2,068,111,130	$899,160,708
Value - Underlying Funds (Note 7)	$1,322,577,153	$2,107,402,080	$942,585,072
Value - Exchange Traded Funds	67,692,441	107,412,001	47,767,472
Total value of investments	1,390,269,594	2,214,814,081	990,352,544
Receivables:
Capital shares sold	3,094,719	5,477,116	1,894,694
Dividends	10,111	17,403	7,512
Underlying Funds (Note 8)	114,853	245,488	127,871
Other assets	29	48	22
Total assets	1,393,489,306	2,220,554,136	992,382,643
Liabilities:
Payables:
Capital shares redeemed	3,913,281	4,004,603	3,452,874
Affiliates	1,403,489	2,107,058	965,963
Unaffiliated transfer agent fees	223,299	376,544	186,207
Accrued expenses and other liabilities	67,508	108,333	52,139
Total liabilities	5,607,577	6,596,538	4,657,183
Net assets, at value	$1,387,881,729	$2,213,957,598	$987,725,460
Net assets consist of:
Paid-in capital	$1,320,717,832	$2,084,840,925	$920,723,064
Undistributed net investment income	1,233,818	3,203,318	3,052,465
Net unrealized appreciation (depreciation)	77,106,015	146,702,951	91,191,836
Accumulated net realized gain (loss)	(11,175,936)	(20,789,596)	(27,241,905)
Net assets, at value	$1,387,881,729	$2,213,957,598	$987,725,460

Annual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2011

Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Class A:			
Net assets, at value	$ 725,674,642	$1,322,229,782	$568,998,367
Shares outstanding	54,423,161	96,618,522	39,162,396
Net asset value per share[a]	$13.33	$13.69	$14.53
Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.14	$14.53	$15.42
Class B:			
Net assets, at value	$ 4,981,458	$ 9,817,912	$ 4,573,844
Shares outstanding	374,488	719,516	319,227
Net asset value and maximum offering price per share[a]	$13.30	$13.65	$14.33
Class C:			
Net assets, at value	$ 426,774,641	$ 554,602,948	$218,070,651
Shares outstanding	32,510,090	41,400,829	15,299,844
Net asset value and maximum offering price per share[a]	$13.13	$13.40	$14.25
Class R:			
Net assets, at value	$ 149,760,538	$ 248,701,803	$147,125,750
Shares outstanding	11,268,895	18,231,356	10,239,099
Net asset value and maximum offering price per share	$13.29	$13.64	$14.37
Advisor Class:			
Net assets, at value	$ 80,690,450	$ 78,605,153	$ 48,956,848
Shares outstanding	6,055,798	5,742,737	3,362,159
Net asset value and maximum offering price per share	$13.32	$13.69	$14.56

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

54 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2011

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange Traded Funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are

58 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Annual Report | 59

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

Franklin Templeton Conservative Allocation Fund		Franklin Templeton Moderate Allocation Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended December 31, 2011				
Shares sold	22,578,605	$ 310,498,934	37,568,466	$ 535,270,455
Shares issued in reinvestment of distributions	1,156,001	15,555,000	2,068,201	28,590,500
Shares redeemed	(13,908,462)	(190,603,149)	(21,770,844)	(308,599,734)
Net increase (decrease)	9,826,144	$ 135,450,785	17,865,823	$ 255,261,221
Year ended December 31, 2010				
Shares sold	18,221,521	$ 238,973,386	32,969,272	$ 442,294,741
Shares issued in reinvestment of distributions	707,451	9,485,184	1,310,012	18,125,048
Shares redeemed	(9,180,489)	(120,411,436)	(13,949,899)	(186,180,517)
Net increase (decrease)	9,748,483	$ 128,047,134	20,329,385	$ 274,239,272
Class B Shares:				
Year ended December 31, 2011				
Shares sold	101,999	$ 1,394,302	165,238	$ 2,360,269
Shares issued in reinvestment of distributions	5,622	75,555	10,884	150,229
Shares redeemed	(293,678)	(4,010,574)	(464,480)	(6,569,979)
Net increase (decrease)	(186,057)	$ (2,540,717)	(288,358)	$ (4,059,481)
Year ended December 31, 2010				
Shares sold	141,072	$ 1,837,667	253,751	$ 3,399,725
Shares issued in reinvestment of distributions	5,313	71,357	10,217	142,136
Shares redeemed	(263,191)	(3,442,291)	(377,410)	(5,031,180)
Net increase (decrease)	(116,806)	$ (1,533,267)	(113,442)	$ (1,489,319)
Class C Shares:				
Year ended December 31, 2011				
Shares sold	13,470,380	$ 182,810,821	15,877,483	$ 221,534,655
Shares issued in reinvestment of distributions	472,221	6,247,354	602,010	8,122,815
Shares redeemed	(8,541,475)	(115,090,756)	(8,157,840)	(112,526,001)
Net increase (decrease)	5,401,126	$ 73,967,419	8,321,653	$ 117,131,469
Year ended December 31, 2010				
Shares sold	11,330,900	$ 146,321,668	13,892,918	$ 182,331,654
Shares issued in reinvestment of distributions	255,008	3,389,966	343,286	4,701,144
Shares redeemed	(4,702,363)	(60,839,135)	(5,124,931)	(66,963,679)
Net increase (decrease)	6,883,545	$ 88,872,499	9,111,273	$ 120,069,119

60 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Annual Report | 61

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Growth Allocation Fund	
	Shares	Amount
Class B Shares:		
Year ended December 31, 2011		
Shares sold	51,443	$ 777,533
Shares issued in reinvestment of distributions	2,342	35,383
Shares redeemed	(197,495)	(2,955,533)
Net increase (decrease)	(143,710)	$ (2,142,617)
Year ended December 31, 2010		
Shares sold	46,821	$ 637,916
Shares issued in reinvestment of distributions	1,955	29,069
Shares redeemed	(208,428)	(2,845,677)
Net increase (decrease)	(159,652)	$ (2,178,692)
Class C Shares:		
Year ended December 31, 2011		
Shares sold	5,020,116	$ 75,039,617
Shares issued in reinvestment of distributions	128,691	1,890,322
Shares redeemed	(2,717,814)	(40,273,577)
Net increase (decrease)	2,430,993	$ 36,656,362
Year ended December 31, 2010		
Shares sold	3,773,978	$ 51,954,173
Shares issued in reinvestment of distributions	74,981	1,118,242
Shares redeemed	(2,519,948)	(34,264,273)
Net increase (decrease)	1,329,011	$ 18,808,142
Class R Shares:		
Year ended December 31, 2011		
Shares sold	4,555,691	$ 68,451,005
Shares issued in reinvestment of distributions	137,322	2,006,679
Shares redeemed	(2,412,634)	(36,089,074)
Net increase (decrease)	2,280,379	$ 34,368,610
Year ended December 31, 2010		
Shares sold	4,315,132	$ 59,298,177
Shares issued in reinvestment of distributions	84,585	1,274,575
Shares redeemed	(1,566,940)	(21,803,505)
Net increase (decrease)	2,832,777	$ 38,769,247
Advisor Class Shares:		
Year ended December 31, 2011		
Shares sold	2,372,701	$ 34,608,421
Shares issued in reinvestment of distributions	54,582	797,820
Shares redeemed	(590,741)	(9,027,398)
Net increase (decrease)	1,836,542	$ 26,378,843
Year ended December 31, 2010		
Shares sold	492,111	$ 6,951,855
Shares issued in reinvestment of distributions	20,126	307,138
Shares redeemed	(390,157)	(5,369,534)
Net increase (decrease)	122,080	$ 1,889,459

62 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R	0.50%

Annual Report | 63

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$839,822	$1,741,167	$790,765
CDSC retained	$89,262	$114,279	$35,159

e. Transfer Agent Fees

For the year ended December 31, 2011, the Funds paid transfer agent fees as noted in the

Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Transfer agent fees	$690,075	$1,342,206	$842,871

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.25% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2011, there were no credits earned.

64 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At December 31, 2011, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Capital loss carryforwards subject to expiration:
2017	$1,636,145	$1,569,112	$18,382,551
2018	1,518,252	2,105,446	4,276,244
	$3,154,397	$3,674,558	$22,658,795

During the year ended December 31, 2011, the Funds utilized capital loss carryforwards as follows:

Franklin	Franklin	Franklin
Templeton	Templeton	Templeton
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund
$14,454,439	$28,284,988	$13,420,361

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2011, the deferred post-October capital losses were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Realized capital losses	$1,872,187	$3,795,818	$1,088,323

Annual Report | 65

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended December 31, 2011 and 2010, was as follows:

At December 31, 2011, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,319,312,935	$2,081,430,351	$902,655,497

Unrealized appreciation	$82,356,772	$146,886,078	$97,689,236
Unrealized depreciation	(11,400,113)	(13,502,348)	(9,992,189)
Net unrealized appreciation (depreciation)	$70,956,659	$133,383,730	$87,697,047

Distributable earnings – undistributed ordinary
income	$1,233,818	$3,203,318	$3,052,465

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2011, were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Purchases	$481,482,810	$859,242,357	$383,390,732
Sales	$195,525,408	$379,792,165	$185,057,249

66 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2011, were as follows:

Annual Report | 67

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton Conservative Allocation Fund *(continued)*								
Franklin U.S. Government Securities Fund, Advisor Class	23,883,830	10,744,082	—	34,627,912	$ 241,010,267	$ 7,947,969	$ —	2.17%
Franklin Utilities Fund, Advisor Class	1,987,631	608,519	—	2,596,150	34,892,257	1,081,630	—	0.90%
Institutional Fiduciary Trust Money Market Portfolio	217,311,292	304,546,546	260,575,337	261,282,501	261,282,501	—	—	3.63%
Mutual European Fund, Class Z	1,721,077	462,003	203,303	1,979,777	37,516,772	1,469,762	(625,227)	2.20%
Mutual Shares Fund, Class Z	3,805,237	731,860	2,775,561	1,761,536	35,142,652	1,030,338	1,005,331	0.26%
Templeton China World Fund, Advisor Class	489,221	123,006	106,788	505,439	17,210,211	182,392	500,872[a]	1.77%
Templeton Foreign Fund, Advisor Class	4,507,427	3,270,836	—	7,778,263	45,502,836	1,382,619	—	0.88%
Templeton Global Bond Fund, Advisor Class	10,355,196	3,582,726	814,939	13,122,983	162,331,304	10,126,551	433,383[a]	0.29%
Total					$1,322,577,153	$32,968,958	$11,979,916	
Franklin Templeton Moderate Allocation Fund								
Franklin Dynatech Fund, Advisor Class	—	1,814,281	—	1,814,281	$ 52,722,998	$ —	$ 1,131,728[a]	5.29%
Franklin Flex Cap Growth Fund, Advisor Class	4,946,671	730,790	1,163,622	4,513,839	203,619,275	—	8,424,045[a]	6.12%
Franklin Gold and Precious Metals Fund, Advisor Class	1,060,375	300,324	47,163	1,313,536	50,045,713	1,203,763	1,030,345[a]	1.63%
Franklin Growth Fund, Advisor Class	1,571,127	1,161,770	—	2,732,897	122,023,860	707,027	326,097[a]	2.33%
Franklin Growth Opportunities Fund, Advisor Class	1,993,623	116,913	376,199	1,734,337	36,282,327	—	6,069,431[a]	8.97%
Franklin High Income Fund, Advisor Class	—	16,540,092	—	16,540,092	32,253,179	281,937	—	0.83%
Franklin International Small Cap Growth Fund, Advisor Class	2,535,249	1,366,596	—	3,901,845	53,143,126	874,658	1,848,716[a]	10.40%
Franklin MicroCap Value Fund, Advisor Class	1,262,188	158,898	148,078	1,273,008	35,542,382	115,199	3,257,907[a]	10.53%
Franklin Natural Resources Fund, Advisor Class	1,124,565	259,775	230,643	1,153,697	42,744,462	337,655	(1,571,380)	3.36%
Franklin Pelagos Commodities Strategy Fund, Advisor Class	—	438,800	—	438,800	4,313,404	—	—	28.33%
Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	—	438,800	—	438,800	4,405,552	—	—	28.75%
Franklin Rising Dividends Fund, Advisor Class	—	4,491,555	—	4,491,555	156,036,636	2,109,270	—	2.56%
Franklin Strategic Income Fund, Advisor Class	—	6,050,833	6,050,833	—	—[b]	2,037,186	(2,116,170)	0.00%

68 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton Moderate Allocation Fund *(continued)*								
Franklin Templeton Emerging Market Debt Opportunities Fund	1,655,721	2,061,265	—	3,716,986	$ 42,039,110	$ 2,425,192	$ 558,836[a]	9.57%
Franklin Total Return Fund, Advisor Class	12,969,683	902,244	3,221,002	10,650,925	107,148,306	5,326,266	1,914,128[a]	2.70%
Franklin U.S. Government Securities Fund, Advisor Class	34,062,631	17,346,044	2,110,863	49,297,812	343,112,775	11,468,860	(234,375)	3.10%
Franklin Utilities Fund, Advisor Class	5,046,125	1,336,134	—	6,382,259	85,777,559	2,721,552	—	2.22%
Institutional Fiduciary Trust Money Market Portfolio	177,937,937	455,633,285	435,572,209	197,999,013	197,999,013	—	—	2.75%
Mutual European Fund, Class Z	4,009,568	921,981	483,080	4,448,469	84,298,494	3,303,545	(1,409,751)	4.95%
Mutual Shares Fund, Class Z	8,703,513	1,369,146	5,931,421	4,141,238	82,617,708	2,363,344	3,338,188	0.61%
Templeton China World Fund, Advisor Class	1,096,145	234,390	241,769	1,088,766	37,072,493	393,107	345,765[a]	3.81%
Templeton Foreign Fund, Advisor Class	9,811,948	6,802,950	—	16,614,898	97,197,151	2,954,760	—	1.87%
Templeton Global Bond Fund, Advisor Class	14,521,066	5,830,641	1,191,921	19,159,786	237,006,557	14,821,175	450,750[a]	0.42%
Total					$2,107,402,080	$53,444,496	$23,364,260	
Franklin Templeton Growth Allocation Fund								
Franklin Dynatech Fund, Advisor Class	—	1,248,285	—	1,248,285	$ 36,275,166	$ —	$ 782,332[a]	3.64%
Franklin Flex Cap Growth Fund, Advisor Class	3,341,229	437,167	774,614	3,003,782	135,500,623	—	6,521,007[a]	4.07%
Franklin Gold and Precious Metals Fund, Advisor Class	657,998	172,104	28,884	801,218	30,526,408	736,336	811,362[a]	1.00%
Franklin Growth Fund, Advisor Class	1,042,457	723,786	—	1,766,243	78,862,748	460,408	212,351[a]	1.50%
Franklin Growth Opportunities Fund, Advisor Class	1,401,784	82,528	260,060	1,224,252	25,611,354	—	4,247,120[a]	6.33%
Franklin High Income Fund, Advisor Class	—	2,588,825	—	2,588,825	5,048,209	44,129	—	0.13%
Franklin International Small Cap Growth Fund, Advisor Class	1,699,629	875,774	—	2,575,403	35,076,982	577,315	1,220,240[a]	6.86%
Franklin MicroCap Value Fund, Advisor Class	911,841	114,794	106,967	919,668	25,677,134	83,224	1,794,315[a]	7.61%
Franklin Natural Resources Fund, Advisor Class	797,993	168,839	161,472	805,360	29,838,579	236,338	(1,094,700)	2.35%
Franklin Pelagos Commodities Strategy Fund, Advisor Class	—	307,200	—	307,200	3,019,776	—	—	19.83%
Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	—	307,200	—	307,200	3,084,288	—	—	20.13%

Annual Report | 69

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds (except for the Franklin Pelagos Commodities Strategy Fund and Franklin Pelagos Managed Futures Strategy Fund) and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2011 is noted in the Statements of Operations.

70 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matured on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 20, 2012, the Borrowers renewed the Global Credit Facility for a total of $1.5 billion, maturing January 18, 2013.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2011, the Funds did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Annual Report | 71

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

10. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of December 31, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

72 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Annual Report | 73

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the transfer agent of the Underlying Funds and the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2012

74 | Annual Report

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2011:

Franklin	Franklin	Franklin
Templeton	Templeton	Templeton
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund
11.86%	16.11%	33.57%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2011:

Franklin	Franklin	Franklin
Templeton	Templeton	Templeton
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund
$6,962,151	$15,394,391	$10,101,357

Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV by mid-February 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2011, the Funds, qualified fund of funds under Section 852(g)(2) of the Code, received an allocation of foreign taxes paid from one or more of their Underlying Funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by the Underlying Funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2011, to treat their proportionate share of foreign taxes paid by the Underlying Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Funds’ distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Funds, to Class A, Class B, Class C, Class R, and Advisor Class shareholders of record.

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton Conservative Allocation Fund
Class A	$0.0027	$0.0960	$0.0252
Class B	$0.0027	$0.0960	$0.0252
Class C	$0.0027	$0.0960	$0.0252
Class R	$0.0027	$0.0960	$0.0252
Advisor Class	$0.0027	$0.0960	$0.0252

Annual Report | 75

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton Moderate Allocation Fund
Class A	$0.0038	$0.1094	$0.0355
Class B	$0.0038	$0.1094	$0.0355
Class C	$0.0038	$0.1094	$0.0355
Class R	$0.0038	$0.1094	$0.0355
Advisor Class	$0.0038	$0.1094	$0.0355
Franklin Templeton Growth Allocation Fund
Class A	$0.0059	$0.1015	$0.0551
Class B	$0.0059	$0.1015	$0.0551
Class C	$0.0059	$0.1015	$0.0551
Class R	$0.0059	$0.1015	$0.0551
Advisor Class	$0.0059	$0.1015	$0.0551

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Underlying Funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Underlying Funds.1

By mid-February 2012, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2011. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2011 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

76 | Annual Report

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Annual Report | 77

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	132	Hess Corporation (exploration and refining of oil and gas).

Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).

Principal Occupation During at Least the Past 5 Years:
John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	107	None

Principal Occupation During at Least the Past 5 Years:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1995	132	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

78 | Annual Report

Annual Report | 79

80 | Annual Report

Annual Report | 81

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

82 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Templeton Fund Allocator Series

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

FAS A 02/12

DECEMBER 31, 2011

ANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Templeton
Corefolio Allocation Fund

Franklin Templeton
Founding Funds Allocation Fund

Sign up for electronic delivery
on **franklintempleton.com**

ASSET ALLOCATION

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Economic and Market Overview

The U.S. economy improved steadily but modestly in 2011 despite geopolitical, employment and housing pressures. In contrast, growth outside the U.S. began to slow, which some attributed partly to the effects of Japan’s earthquake on the global supply chain and populist uprisings across the oil-and-gas-producing regions of the Middle East and North Africa. Although manufacturing growth slowed in the second half of the year as high commodity prices reduced purchasing power and demand ebbed, the trend began to reverse near year-end. The U.S. manufacturing sector helped power the domestic economy and led global manufacturing output heading into 2012. European and Asian manufacturing, however, generally weakened throughout 2011 as parts of Europe were in danger of falling back into recession.

The U.S. financial system and household balance sheets continued to improve, but the country still faced persistently high unemployment, a prolonged housing market slump and massive national debt. Inflation rose across much of the world but stayed relatively contained in the U.S., even slowing toward year-end amid declining energy and food prices. The Federal Reserve Board (Fed) sought to boost economic growth by maintaining its accommodative monetary policy and undertook a second round of quantitative easing that ended on June 30. Subsequently, the Fed continued to purchase U.S. Treasuries with proceeds from maturing debt in an effort to support economic growth. Outside the U.S., European policymakers ultimately stepped up their response to their sovereign debt and banking crisis. The European Central Bank cut short-term interest rates and expanded bank lending facilities, and six key global central banks agreed to lower dollar funding costs for Europe’s distressed commercial banks. Chinese policymakers lowered commercial bank reserve requirements and the International Monetary Fund revamped its credit line and eased its lending terms.

Although U.S. stock markets rallied in the spring, worrisome global events and slowing global growth dampened investor sentiment and market volatility surged. Risk-averse investors sought perceived safe havens and seemed to ignore that many companies generated record profits. Despite large swings, U.S. stocks as measured by the Standard & Poor’s® 500 Index gained 2.11% in 2011.1 The

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

Annual Report | 3

Dow Jones Industrial Average rose 8.38%, reflecting investors’ general preference for large, established U.S. companies.1 In contrast, developed and emerging world stocks as measured by the MSCI All Country World Index fell 6.86%.1 Amid general global market declines, perceived safe-haven currencies such as the Japanese yen and Swiss franc rallied strongly, and U.S. Treasuries posted their best one-year return since 2008.

The foregoing information reflects our analysis and opinions as of December 31, 2011. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton Corefolio Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Corefolio Allocation Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton Corefolio Allocation Fund – Class A had a -2.90% cumulative total return for the 12 months under review. In comparison with its benchmarks, the Fund performed better than the -5.02% total return of the MSCI World Index, which tracks stock performance in global developed markets, while it underperformed the +2.11% total return of the broad Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance.1 You can find other performance data in the Performance Summary beginning on page 7.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 28.

Annual Report | 5

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Flex Cap Growth Fund –Advisor Class, Franklin Growth Fund – Advisor Class and Mutual Shares Fund – Class Z underperformed the S&P 500. Templeton Growth Fund –Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report

Performance Summary as of 12/31/11

Franklin Templeton Corefolio Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTCOX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.48	$11.93	$12.41
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1209
Class B (Symbol: FBCOX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.47	$11.90	$12.37
Distributions (1/1/11–12/31/11)
Dividend Income	$0.0308
Class C (Symbol: FTCLX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.48	$11.82	$12.30
Distributions (1/1/11–12/31/11)
Dividend Income	$0.0308
Class R (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.48	$11.93	$12.41
Distributions (1/1/11–12/31/11)
Dividend Income	$0.0913
Advisor Class (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.49	$11.95	$12.44
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1583

Annual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Class R/Advisor Class: no sales charges.

Class A		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-2.90%	-5.10%	+	44.50%
Average Annual Total Return[3]		-8.51%	-2.21%	+	3.76%
Value of $10,000 Investment[4]		$9,149	$8,944		$13,619
Total Annual Operating Expenses[5]	1.16%
Class B		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-3.57%	-8.39%	+	36.65%
Average Annual Total Return[3]		-7.42%	-2.10%	+	3.80%
Value of $10,000 Investment[4]		$9,258	$8,991		$13,665
Total Annual Operating Expenses[5]	1.88%
Class C		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-3.67%	-8.42%	+	36.23%
Average Annual Total Return[3]		-4.63%	-1.74%	+	3.76%
Value of $10,000 Investment[4]		$9,537	$9,158		$13,623
Total Annual Operating Expenses[5]	1.88%
Class R		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-3.15%	-6.07%	+	42.26%
Average Annual Total Return[3]		-3.15%	-1.24%	+	4.30%
Value of $10,000 Investment[4]		$9,685	$9,393		$14,226
Total Annual Operating Expenses[5]	1.38%
Advisor Class		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-2.67%	-3.69%	+	48.08%
Average Annual Total Return[3]		-2.67%	-0.75%	+	4.80%
Value of $10,000 Investment[4]		$9,733	$9,631		$14,808
Total Annual Operating Expenses[5]	0.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain nonroutine expenses) until 4/30/12.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

Performance Summary (continued)

10 | Annual Report

Endnotes

All investments involve risks. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Annual Report | 11

Your Fund’s Expenses

Franklin Templeton Corefolio Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$911.40	$1.93	$5.64
Hypothetical (5% return before expenses)	$1,000	$1,023.19	$2.04	$5.96
Class B
Actual	$1,000	$908.40	$5.34	$9.04
Hypothetical (5% return before expenses)	$1,000	$1,019.61	$5.65	$9.55
Class C
Actual	$1,000	$907.80	$5.34	$9.04
Hypothetical (5% return before expenses)	$1,000	$1,019.61	$5.65	$9.55
Class R
Actual	$1,000	$910.50	$2.94	$6.65
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$3.11	$7.02
Advisor Class
Actual	$1,000	$913.00	$0.53	$4.24
Hypothetical (5% return before expenses)	$1,000	$1,024.65	$0.56	$4.48

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, annualized for each class (A: 0.40%; B: 1.11%; C: 1.11%; R: 0.61%; and Advisor: 0.11%) multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, annualized for each class (A: 1.17%; B: 1.88%; C: 1.88%; R: 1.38%; and Advisor: 0.88%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Annual Report | 13

Franklin Templeton

Founding Funds Allocation Fund

Your Fund’s Goals and Main Investments: Franklin Templeton Founding Funds

Allocation Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for the Franklin Templeton Founding Funds Allocation Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton Founding Funds Allocation Fund – Class A had a -1.95% cumulative total return for the 12 months under review. In comparison with its benchmarks, the Fund underperformed the +2.11% total return of the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, and performed better than the -5.02% total return of the MSCI World Index, which tracks stock performance in global developed markets.1 You can find other performance data in the Performance Summary beginning on page 16.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1 / 3 % of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

14 | Annual Report

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Advisor Class outperformed the S&P 500, and Mutual Shares Fund – Class Z underperformed the S&P 500. Templeton Growth Fund – Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 15

Performance Summary as of 12/31/11

Franklin Templeton Founding Funds Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FFALX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.58	$9.88	$10.46
Distributions (1/1/11–12/31/11)
Dividend Income	$0.3842
Class B (Symbol: FFABX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.58	$9.90	$10.48
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2949
Class C (Symbol: FFACX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.57	$9.75	$10.32
Distributions (1/1/11–12/31/11)
Dividend Income	$0.3031
Class R (Symbol: FFARX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.59	$9.89	$10.48
Distributions (1/1/11–12/31/11)
Dividend Income	$0.3597
Advisor Class (Symbol: FFAAX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.59	$9.93	$10.52
Distributions (1/1/11–12/31/11)
Dividend Income	$0.4118

16 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-1.95%	-8.63%	+	46.92%
Average Annual Total Return[3]		-7.60%	-2.94%	+	3.96%
Value of $10,000 Investment[4]		$9,240	$8,613		$13,848
Total Annual Operating Expenses[5]	1.07%
Class B		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-2.78%	-11.92%	+	39.13%
Average Annual Total Return[3]		-6.56%	-2.82%	+	4.02%
Value of $10,000 Investment[4]		$9,344	$8,666		$13,913
Total Annual Operating Expenses[5]	1.82%
Class C		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-2.65%	-11.79%	+	38.74%
Average Annual Total Return[3]		-3.59%	-2.48%	+	3.99%
Value of $10,000 Investment[4]		$9,641	$8,821		$13,874
Total Annual Operating Expenses[5]	1.82%
Class R		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-2.27%	-9.67%	+	44.68%
Average Annual Total Return[3]		-2.27%	-2.01%	+	4.51%
Value of $10,000 Investment[4]		$9,773	$9,033		$14,468
Total Annual Operating Expenses[5]	1.32%
Advisor Class		1-Year	5-Year		Inception (8/15/03)
Cumulative Total Return[2]		-1.78%	-7.33%	+	50.78%
Average Annual Total Return[3]		-1.78%	-1.51%	+	5.02%
Value of $10,000 Investment[4]		$9,822	$9,267		$15,078
Total Annual Operating Expenses[5]	0.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 17

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

18 | Annual Report

Annual Report | 19

Performance Summary (continued)

8/03	12/05	12/07		12/09	12/11
FT Founding Funds Allocation Fund			S&P 500 [6]		MSCI World Index[6]

Endnotes

All investments involve risks. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditwor-thiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks which are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class B:	These shares have higher annual fees and expenses than Class A shares.
Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

20 | Annual Report

Your Fund’s Expenses

Franklin Templeton Founding Funds Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$920.40	$1.65	$5.13
Hypothetical (5% return before expenses)	$1,000	$1,023.49	$1.73	$5.40
Class B
Actual	$1,000	$916.30	$5.26	$8.74
Hypothetical (5% return before expenses)	$1,000	$1,019.71	$5.55	$9.20
Class C
Actual	$1,000	$916.60	$5.22	$8.70
Hypothetical (5% return before expenses)	$1,000	$1,019.76	$5.50	$9.15
Class R
Actual	$1,000	$918.60	$2.85	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,022.23	$3.01	$6.67
Advisor Class
Actual	$1,000	$921.10	$0.44	$3.92
Hypothetical (5% return before expenses)	$1,000	$1,024.75	$0.46	$4.13

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, annualized for each class (A: 0.34%; B: 1.09%; C: 1.08%; R: 0.59%; and Advisor: 0.09%) multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, annualized for each class (A: 1.06%; B: 1.81%; C: 1.80%; R: 1.31%; and Advisor: 0.81%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Corefolio Allocation Fund

Class A	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.41	$11.08	$ 8.46	$14.22	$14.09
Income from investment operations[a]:					
Net investment income[b,c]	0.11	0.15	0.12	0.12	0.15
Net realized and unrealized gains (losses)	(0.47)	1.30	2.64	(5.46)	0.57
Total from investment operations	(0.36)	1.45	2.76	(5.34)	0.72
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.12)	(0.12)	(0.14)	(0.13)	(0.17)
Net realized gains	—	—	—	(0.29)	(0.42)
Total distributions	(0.12)	(0.12)	(0.14)	(0.42)	(0.59)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$11.93	$12.41	$11.08	$ 8.46	$14.22
Total return[f]	(2.90)%	13.13%	32.74%	(38.13)%	5.20%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	0.39%	0.45%	0.51%	0.62%	0.64%
Expenses net of waiver and payments by affiliates[g]	0.39%	0.38%	0.38%	0.48%	0.50%
Net investment income[c]	0.89%	1.26%	1.31%	1.01%	0.99%
Supplemental data					
Net assets, end of year (000's)	$418,444	$479,773	$319,688	$278,539	$497,314
Portfolio turnover rate	2.50%	21.72%	2.01%	3.20%	1.72%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Corefolio Allocation Fund

Class B	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.37	$11.04	$ 8.44	$14.12	$13.99
Income from investment operations[a]:					
Net investment income[b,c]	0.01	0.02	0.05	0.03	0.05
Net realized and unrealized gains (losses)	(0.45)	1.33	2.62	(5.38)	0.57
Total from investment operations	(0.44)	1.35	2.67	(5.35)	0.62
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.03)	(0.02)	(0.07)	(0.04)	(0.07)
Net realized gains	—	—	—	(0.29)	(0.42)
Total distributions	(0.03)	(0.02)	(0.07)	(0.33)	(0.49)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$11.90	$12.37	$11.04	$ 8.44	$14.12
Total return[f]	(3.57)%	12.27%	31.73%	(38.53)%	4.49%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.10%	1.17%	1.23%	1.32%	1.31%
Expenses net of waiver and payments by affiliates[g]	1.10%	1.10%	1.10%	1.18%	1.16%
Net investment income[c]	0.18%	0.54%	0.59%	0.31%	0.32%
Supplemental data					
Net assets, end of year (000's)	$22,621	$33,635	$39,093	$35,616	$72,530
Portfolio turnover rate	2.50%	21.72%	2.01%	3.20%	1.72%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Corefolio Allocation Fund

Class C	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.30	$10.99	$ 8.40	$14.08	$13.96
Income from investment operations[a]:					
Net investment income[b,c]	0.02	0.06	0.05	0.03	0.05
Net realized and unrealized gains (losses)	(0.47)	1.30	2.61	(5.37)	0.57
Total from investment operations	(0.45)	1.36	2.66	(5.34)	0.62
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.03)	(0.05)	(0.07)	(0.05)	(0.08)
Net realized gains	—	—	—	(0.29)	(0.42)
Total distributions	(0.03)	(0.05)	(0.07)	(0.34)	(0.50)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$11.82	$12.30	$10.99	$ 8.40	$14.08
Total return[f]	(3.67)%	12.39%	31.80%	(38.58)%	4.50%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.10%	1.17%	1.23%	1.31%	1.30%
Expenses net of waiver and payments by affiliates[g]	1.10%	1.10%	1.10%	1.17%	1.16%
Net investment income[c]	0.18%	0.54%	0.59%	0.32%	0.33%
Supplemental data					
Net assets, end of year (000's)	$138,447	$162,084	$113,040	$99,663	$181,951
Portfolio turnover rate	2.50%	21.72%	2.01%	3.20%	1.72%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Corefolio Allocation Fund

	Year Ended December 31,				
Class R	**2011**	**2010**	**2009**	**2008**	**2007**
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.41	$11.08	$ 8.46	$14.20	$14.07
Income from investment operations[a]:					
Net investment income[b,c]	0.08	0.12	0.11	0.08	0.12
Net realized and unrealized gains (losses)	(0.47)	1.31	2.63	(5.43)	0.57
Total from investment operations	(0.39)	1.43	2.74	(5.35)	0.69
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.09)	(0.10)	(0.12)	(0.10)	(0.14)
Net realized gains	—	—	—	(0.29)	(0.42)
Total distributions	(0.09)	(0.10)	(0.12)	(0.39)	(0.56)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$11.93	$12.41	$11.08	$ 8.46	$14.20
Total return[f]	(3.15)%	12.93%	32.49%	(38.28)%	5.02%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	0.60%	0.67%	0.74%	0.82%	0.81%
Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%	0.61%	0.68%	0.66%
Net investment income[c]	0.68%	1.04%	1.08%	0.81%	0.82%
Supplemental data					
Net assets, end of year (000's)	$1,686	$2,188	$1,365	$1,182	$2,602
Portfolio turnover rate	2.50%	21.72%	2.01%	3.20%	1.72%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Corefolio Allocation Fund

Advisor Class	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.44	$11.09	$ 8.47	$14.25	$14.12
Income from investment operations[a]:					
Net investment income[b,c]	0.17	0.26	0.15	0.15	0.19
Net realized and unrealized gains (losses)	(0.50)	1.24	2.64	(5.47)	0.58
Total from investment operations	(0.33)	1.50	2.79	(5.32)	0.77
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.16)	(0.15)	(0.17)	(0.17)	(0.22)
Net realized gains	—	—	—	(0.29)	(0.42)
Total distributions	(0.16)	(0.15)	(0.17)	(0.46)	(0.64)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$11.95	$12.44	$11.09	$ 8.47	$14.25
Total return	(2.67)%	13.56%	33.01%	(37.92)%	5.53%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[f]	0.10%	0.17%	0.24%	0.32%	0.31%
Expenses net of waiver and payments by affiliates[f]	0.10%	0.10%	0.11%	0.18%	0.16%
Net investment income[c]	1.18%	1.54%	1.58%	1.31%	1.32%
Supplemental data					
Net assets, end of year (000's)	$7,815	$7,357	$1,915	$1,654	$3,243
Portfolio turnover rate	2.50%	21.72%	2.01%	3.20%	1.72%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

28 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Founding Funds Allocation Fund

Class A	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.46	$ 9.82	$7.83	$13.50	$13.98
Income from investment operations[a]:					
Net investment income[b,c]	0.35	0.36	0.33	0.37	0.43
Net realized and unrealized gains (losses)	(0.55)	0.66	2.06	(5.38)	—[d]
Total from investment operations	(0.20)	1.02	2.39	(5.01)	0.43
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.38)	(0.38)	(0.40)	(0.38)	(0.44)
Net realized gains	—	—	—	(0.28)	(0.47)
Total distributions	(0.38)	(0.38)	(0.40)	(0.66)	(0.91)
Redemption fees[e]	—	—	—	—[d]	—[d]
Net asset value, end of year	$ 9.88	$10.46	$9.82	$ 7.83	$13.50
Total return[f]	(1.95)%	10.61%	31.05%	(37.66)%	3.12%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	0.34%	0.41%	0.44%	0.54%	0.55%
Expenses net of waiver and payments by affiliates[g]	0.34%	0.35%	0.37%	0.48%	0.50%
Net investment income[c]	3.36%	3.61%	3.94%	3.27%	2.99%
Supplemental data					
Net assets, end of year (000's)	$3,773,080	$4,771,043	$5,333,275	$5,015,566	$10,161,473
Portfolio turnover rate	3.69%	3.99%	4.32%	4.16%	0.73%

[b]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Founding Funds Allocation Fund

Class B	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.48	$ 9.83	$7.84	$13.45	$13.93
Income from investment operations[a]:					
Net investment income[b,c]	0.26	0.28	0.27	0.28	0.35
Net realized and unrealized gains (losses)	(0.55)	0.67	2.05	(5.32)	(0.02)
Total from investment operations	(0.29)	0.95	2.32	(5.04)	0.33
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.29)	(0.30)	(0.33)	(0.29)	(0.34)
Net realized gains	—	—	—	(0.28)	(0.47)
Total distributions	(0.29)	(0.30)	(0.33)	(0.57)	(0.81)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$ 9.90	$10.48	$9.83	$ 7.84	$13.45
Total return[f]	(2.78)%	9.83%	30.09%	(38.05)%	2.36%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.09%	1.16%	1.18%	1.24%	1.22%
Expenses net of waiver and payments by affiliates[g]	1.09%	1.10%	1.11%	1.18%	1.17%
Net investment income[c]	2.61%	2.86%	3.20%	2.57%	2.32%
Supplemental data					
Net assets, end of year (000's)	$195,537	$297,268	$356,094	$344,396	$722,716
Portfolio turnover rate	3.69%	3.99%	4.32%	4.16%	0.73%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Founding Funds Allocation Fund

Class C	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.32	$ 9.70	$7.74	$13.29	$13.78
Income from investment operations[a]:					
Net investment income[b,c]	0.27	0.28	0.27	0.28	0.29
Net realized and unrealized gains (losses)	(0.54)	0.64	2.02	(5.26)	0.05
Total from investment operations	(0.27)	0.92	2.29	(4.98)	0.34
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.30)	(0.30)	(0.33)	(0.29)	(0.36)
Net realized gains	—	—	—	(0.28)	(0.47)
Total distributions	(0.30)	(0.30)	(0.33)	(0.57)	(0.83)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$ 9.75	$10.32	$9.70	$ 7.74	$13.29
Total return[f]	(2.65)%	9.69%	30.11%	(38.04)%	2.47%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.09%	1.16%	1.18%	1.21%	1.22%
Expenses net of waiver and payments by affiliates[g]	1.09%	1.10%	1.11%	1.15%	1.17%
Net investment income[c]	2.61%	2.86%	3.20%	2.60%	2.32%
Supplemental data					
Net assets, end of year (000's)	$1,743,226	$2,252,033	$2,573,664	$2,491,516	$5,295,157
Portfolio turnover rate	3.69%	3.99%	4.32%	4.16%	0.73%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Founding Funds Allocation Fund

Class R	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.48	$ 9.84	$7.84	$13.50	$13.98
Income from investment operations[a]:					
Net investment income[b,c]	0.35	0.34	0.31	0.35	0.42
Net realized and unrealized gains (losses)	(0.58)	0.65	2.07	(5.38)	(0.01)
Total from investment operations	(0.23)	0.99	2.38	(5.03)	0.41
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.36)	(0.35)	(0.38)	(0.35)	(0.42)
Net realized gains	—	—	—	(0.28)	(0.47)
Total distributions	(0.36)	(0.35)	(0.38)	(0.63)	(0.89)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$ 9.89	$10.48	$9.84	$ 7.84	$13.50
Total return[f]	(2.27)%	10.31%	30.83%	(37.77)%	2.92%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	0.59%	0.66%	0.68%	0.74%	0.72%
Expenses net of waiver and payments by affiliates[g]	0.59%	0.60%	0.61%	0.68%	0.67%
Net investment income[c]	3.11%	3.36%	3.70%	3.07%	2.82%
Supplemental data					
Net assets, end of year (000's)	$11,922	$12,568	$13,331	$14,300	$29,028
Portfolio turnover rate	3.69%	3.99%	4.32%	4.16%	0.73%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Founding Funds Allocation Fund

Advisor Class	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.52	$ 9.87	$7.87	$13.58	$14.05
Income from investment operations[a]:					
Net investment income[b,c]	0.39	0.40	0.39	0.47	0.48
Net realized and unrealized gains (losses)	(0.57)	0.66	2.03	(5.49)	0.01
Total from investment operations	(0.18)	1.06	2.42	(5.02)	0.49
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.41)	(0.41)	(0.42)	(0.41)	(0.49)
Net realized gains	—	—	—	(0.28)	(0.47)
Total distributions	(0.41)	(0.41)	(0.42)	(0.69)	(0.96)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$ 9.93	$10.52	$9.87	$ 7.87	$13.58
Total return	(1.78)%	10.95%	31.35%	(37.44)%	3.48%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[f]	0.09%	0.16%	0.18%	0.24%	0.22%
Expenses net of waiver and payments by affiliates[f]	0.09%	0.10%	0.11%	0.18%	0.17%
Net investment income[c]	3.61%	3.86%	4.20%	3.57%	3.32%
Supplemental data					
Net assets, end of year (000's)	$72,427	$71,126	$63,994	$35,445	$46,866
Portfolio turnover rate	3.69%	3.99%	4.32%	4.16%	0.73%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2011

Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Assets:		
Investments in Underlying Funds: (Note 6)		
Cost	$582,433,355	$ 7,001,362,945
Value	$589,642,403	$ 5,811,866,822
Receivables:		
Capital shares sold	817,710	7,695,194
Underlying Funds (Note 7)	32,118	131,479
Other assets	16	195
Total assets	590,492,247	5,819,693,690
Liabilities:		
Payables:		
Capital shares redeemed	648,273	15,642,662
Affiliates	560,326	5,424,140
Unaffiliated transfer agent fees	84,337	1,193,307
Accrued expenses and other liabilities	187,610	1,241,804
Total liabilities	1,480,546	23,501,913
Net assets, at value	$589,011,701	$ 5,796,191,777
Net assets consist of:		
Paid-in capital	$644,603,418	$ 9,648,673,202
Undistributed net investment income	1,284,890	30,229,971
Net unrealized appreciation (depreciation)	7,209,048	(1,189,496,123)
Accumulated net realized gain (loss)	(64,085,655)	(2,693,215,273)
Net assets, at value	$589,011,701	$ 5,796,191,777

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2011

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2011

Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Investment income:		
Dividends from Underlying Funds (Note 6)	$ 8,348,243	$ 249,219,996
Expenses:		
Administrative fees (Note 3a)	356,140	3,717,813
Distribution fees: (Note 3b)		
Class A	1,308,391	10,872,946
Class B	293,240	2,579,689
Class C	1,537,411	20,333,784
Class R	9,418	60,196
Transfer agent fees (Note 3d)	1,269,343	9,951,478
Custodian fees	334	—
Reports to shareholders	86,182	687,235
Registration and filing fees	87,361	209,511
Professional fees	37,997	81,126
Trustees' fees and expenses	4,901	51,923
Other	13,699	55,451
Expenses borne by Underlying Funds (Note 7)	(1,177,149)	(8,468,932)
Total expenses	3,827,268	40,132,220
Net investment income	4,520,975	209,087,776
Realized and unrealized gains (losses):		
Net realized gain (loss) from:		
Sale of investments in Underlying Funds (Note 6)	14,972,541	36,626,218
Realized gain distribution by Underlying Funds	6,376,247	—
Net realized gain (loss)	21,348,788	36,626,218
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(44,437,869)	(363,055,664)
Net realized and unrealized gain (loss)	(23,089,081)	(326,429,446)
Net increase (decrease) in net assets resulting from operations	$(18,568,106)	$(117,341,670)

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

38 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Annual Report | 39

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

40 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

Franklin Templeton Corefolio Allocation Fund		Franklin Templeton Founding Funds Allocation Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended December 31, 2011				
Shares sold	3,672,695	$ 45,754,969	26,564,741	$ 278,999,748
Shares issued in reinvestment of distributions	340,219	4,116,505	13,957,893	142,384,098
Shares redeemed	(7,584,253)	(94,751,265)	(114,555,410)	(1,205,796,205)
Net increase (decrease)	(3,571,339)	$ (44,879,791)	(74,032,776)	$ (784,412,359)
Year ended December 31, 2010				
Shares sold	3,206,106	$ 36,483,447	33,290,474	$ 331,078,430
Shares issued on reorganization	13,651,547	148,744,829	—	—
Shares issued in reinvestment of distributions	346,807	4,245,412	16,719,513	166,421,296
Shares redeemed	(7,404,468)	(83,952,453)	(136,851,031)	(1,356,074,042)
Net increase (decrease)	9,799,992	$105,521,235	(86,841,044)	$ (858,574,316)
Class B Shares:				
Year ended December 31, 2011				
Shares sold	20,762	$ 264,971	293,599	$ 3,114,018
Shares issued in reinvestment of distributions	5,221	67,041	530,406	5,432,568
Shares redeemed	(842,488)	(10,368,995)	(9,451,436)	(97,999,982)
Net increase (decrease)	(816,505)	$ (10,036,983)	(8,627,431)	$ (89,453,396)
Year ended December 31, 2010				
Shares sold	37,158	$ 420,133	329,115	$ 3,289,863
Shares issued in reinvestment of distributions	5,917	64,969	781,961	7,782,029
Shares redeemed	(867,196)	(9,775,513)	(8,951,853)	(88,704,934)
Net increase (decrease)	(824,121)	$ (9,290,411)	(7,840,777)	$ (77,633,042)
Class C Shares:				
Year ended December 31, 2011				
Shares sold	1,096,484	$ 13,595,692	9,987,294	$ 103,789,409
Shares issued in reinvestment of distributions	28,392	362,280	4,980,638	50,065,515
Shares redeemed	(2,594,799)	(32,022,843)	(54,232,981)	(561,275,751)
Net increase (decrease)	(1,469,923)	$ (18,064,871)	(39,265,049)	$ (407,420,827)
Year ended December 31, 2010				
Shares sold	1,128,209	$ 12,749,408	14,456,848	$ 141,737,266
Shares issued on reorganization	4,332,060	46,661,752	—	—
Shares issued in reinvestment of distributions	44,923	528,213	6,069,052	59,700,222
Shares redeemed	(2,609,742)	(29,218,952)	(67,806,698)	(662,732,211)
Net increase (decrease)	2,895,450	$ 30,720,421	(47,280,798)	$ (461,294,723)

Annual Report | 41

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

42 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Administrative Fees

Effective May 1, 2011, the Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

Prior to May 1, 2011, the Funds paid fees to FT Services of 0.10% per year of the average daily net assets of each of the Funds.

b. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin Templeton Corefolio Allocation Fund and at 0.25% per year for Class A for the Franklin Templeton Founding Funds Allocation Fund until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$200,824	$1,110,373
CDSC retained	$10,315	$97,618

Annual Report | 43

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Transfer Agent Fees

For the year ended December 31, 2011, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Transfer agent fees	$879,444	$5,527,683

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At December 31, 2011, the capital loss carryforwards were as follows:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Capital loss carryforwards subject to expiration:
2016	$3,771,460	$666,677,037
2017	47,549,311	1,091,470,427
2018	2,128,779	465,945,460
Capital loss carryforwards not subject to expiration	—	317,030,756
	$53,449,550	$2,541,123,680

During the year ended December 31, 2011, the Franklin Templeton Corefolio Allocation Fund utilized $14,271,876 of capital loss carryforwards.

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2011, the Franklin Templeton Founding Funds Allocation Fund deferred post-October capital losses of $27,676,949.

The tax character of distributions paid during the years ended December 31, 2011 and 2010, was as follows:

	Franklin Templeton		Franklin Templeton
	Corefolio Allocation Fund		Founding Funds Allocation Fund
	2011	2010	2011	2010
Distributions paid from
ordinary income	$4,839,647	$5,190,555	$215,384,878	$258,042,181

44 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

4. INCOME TAXES (continued)

At December 31, 2011, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin	Franklin
	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$593,069,456	$7,125,777,589

Unrealized appreciation	$57,309,288	$—
Unrealized depreciation	(60,736,341)	(1,313,910,767)
Net unrealized appreciation (depreciation)	$(3,427,053)	$(1,313,910,767)

Distributable earnings – undistributed ordinary income	$1,284,890	$30,229,971

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2011, were as follows:

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Annual Report | 45

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

Investments in Underlying Funds for the year ended December 31, 2011, were as follows:

7. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2011 is noted in the Statements of Operations.

46 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matured on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 20, 2012, the Borrowers renewed the Global Credit Facility for a total of $1.5 billion, maturing January 18, 2013.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2011, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2011, all of the Funds’ investments in Underlying Funds carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

Annual Report | 47

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

48 | Annual Report

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2012

Annual Report | 49

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2011:

Franklin Templeton	Franklin Templeton
Corefolio	Founding Funds
Allocation Fund	Allocation Fund
93.15%	35.80%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2011:

Franklin Templeton	Franklin Templeton
Corefolio	Founding Funds
Allocation Fund	Allocation Fund
$4,581,803	$135,886,557

Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to the shareholders on Form 1099-DIV by mid-February 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2011, the Funds, qualified fund of funds under Section 852(g)(2) of the Code, received an allocation of foreign taxes paid from one or more of their Underlying Funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by the Underlying Funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2011, to treat their proportionate share of foreign taxes paid by the Underlying Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Funds’ distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income, and foreign qualified dividends as reported by the Funds, to Class A, Class B, Class C, Class R, and Advisor Class shareholders of record.

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton Corefolio Allocation Fund
Class A	$0.0066	$0.0596	$0.0499
Class B	$0.0066	$0.0596	$0.0499
Class C	$0.0066	$0.0596	$0.0499
Class R	$0.0066	$0.0596	$0.0499
Advisor Class	$0.0066	$0.0596	$0.0499

50 | Annual Report

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton Founding Funds Allocation Fund
Class A	$0.0074	$0.0667	$0.0559
Class B	$0.0074	$0.0667	$0.0559
Class C	$0.0074	$0.0667	$0.0559
Class R	$0.0074	$0.0667	$0.0559
Advisor Class	$0.0074	$0.0667	$0.0559

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Underlying Funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Underlying Funds.1

By mid-February 2012, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2011. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2011 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 51

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

52 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	132	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	107	None
Principal Occupation During at Least the Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1995	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				

Annual Report | 53

54 | Annual Report

Annual Report | 55

56 | Annual Report

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 57

This page intentionally left blank.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Templeton Fund Allocator Series

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

FAS2 A 02/12

DECEMBER 31, 2011

ANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Templeton
2015 Retirement Target Fund

Franklin Templeton
2025 Retirement Target Fund

Franklin Templeton
2035 Retirement Target Fund

Franklin Templeton
2045 Retirement Target Fund

Sign up for electronic delivery
on **franklintempleton.com**

ASSET ALLOCATION

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Economic and Market Overview

The U.S. economy improved steadily but modestly in 2011 despite geopolitical, employment and housing pressures. In contrast, growth outside the U.S. began to slow, which some attributed partly to the effects of Japan’s earthquake on the global supply chain and populist uprisings across the oil-and-gas-producing regions of the Middle East and North Africa. Although manufacturing growth slowed in the second half of the year as high commodity prices reduced purchasing power and demand ebbed, the trend began to reverse near year-end. The U.S. manufacturing sector helped power the domestic economy and led global manufacturing output heading into 2012. European and Asian manufacturing, however, generally weakened throughout 2011 as parts of Europe were in danger of falling back into recession.

The U.S. financial system and household balance sheets continued to improve, but the country still faced persistently high unemployment, a prolonged housing market slump and massive national debt. Inflation rose across much of the world but stayed relatively contained in the U.S., even slowing toward year-end amid declining energy and food prices. The Federal Reserve Board (Fed) sought to boost economic growth by maintaining its accommodative monetary policy and undertook a second round of quantitative easing that ended on June 30. Subsequently, the Fed continued to purchase U.S. Treasuries with proceeds from maturing debt in an effort to support economic growth. Outside the U.S., European policymakers ultimately stepped up their response to their sovereign debt and banking crisis. The European Central Bank cut short-term interest rates and expanded bank lending facilities, and six key global central banks agreed to lower dollar funding costs for Europe’s distressed commercial banks. Chinese policymakers lowered commercial bank reserve requirements and the International Monetary Fund revamped its credit line and eased its lending terms.

Although U.S. stock markets rallied in the spring, worrisome global events and slowing global growth dampened investor sentiment and market volatility surged. Risk-averse investors sought perceived safe havens and seemed to ignore that many companies generated record profits. Despite large swings, U.S. stocks as measured by the Standard & Poor’s® 500 Index gained 2.11% in 2011.1 The

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

Annual Report | 3

Dow Jones Industrial Average rose 8.38%, reflecting investors’ general preference for large, established U.S. companies.1 In contrast, developed and emerging world stocks as measured by the MSCI All Country World Index fell 6.86%.1 Amid general global market declines, perceived safe-haven currencies such as the Japanese yen and Swiss franc rallied strongly, and U.S. Treasuries posted their best one-year return since 2008.

The foregoing information reflects our analysis and opinions as of December 31, 2011. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton

2015 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2015 approaches.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton 2015 Retirement Target Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton 2015 Retirement Target Fund – Class A had a -0.82% cumulative total return for the 12 months ended December 31, 2011. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500®), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance excluding the U.S. and Canada, had total returns of +2.11% and -11.73%. The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +7.84% total return. The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 8.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 49.

Annual Report | 5

underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2015 Retirement Target Fund allocated 49.9% of total net assets to equity and 38.7% to fixed income. Domestic equity exposure was 71.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2011, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 8.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 67.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 16.0% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed the S&P 500. Our largest foreign equity holding, Templeton Foreign Fund – Advisor Class, underperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed better than the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

6 | Annual Report

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 12/31/11

Franklin Templeton 2015 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTRAX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.33	$10.92	$11.25
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2373
Class C (Symbol: FRTCX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.33	$10.83	$11.16
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1608
Class R (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.33	$10.89	$11.22
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2155
Advisor Class (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.34	$10.94	$11.28
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2707

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-0.82%	+	17.51%	+	27.60%
Average Annual Total Return[3]		-6.55%	+	2.07%	+	3.47%
Value of $10,000 Investment[4]		$9,345		$11,077		$12,027
Total Annual Operating Expenses[5]
Without Waiver	1.57%
With Waiver	1.20%
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-1.51%	+	13.45%	+	22.87%
Average Annual Total Return[3]		-2.48%	+	2.56%	+	3.88%
Value of $10,000 Investment[4]		$9,752		$11,345		$12,287
Total Annual Operating Expenses[5]
Without Waiver	2.27%
With Waiver	1.90%
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-1.02%	+	16.31%	+	26.17%
Average Annual Total Return[3]		-1.02%	+	3.07%	+	4.39%
Value of $10,000 Investment[4]		$9,898		$11,631		$12,617
Total Annual Operating Expenses[5]
Without Waiver	1.77%
With Waiver	1.40%
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-0.61%	+	19.24%	+	29.68%
Average Annual Total Return[3]		-0.61%	+	3.58%	+	4.92%
Value of $10,000 Investment[4]		$9,939		$11,924		$12,968
Total Annual Operating Expenses[5]
Without Waiver	1.27%
With Waiver	0.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Performance Summary (continued)

Endnotes

It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve risks. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

12 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2015 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$954.00	$2.22	$5.57
Hypothetical (5% return before expenses)	$1,000	$1,022.94	$2.29	$5.75
Class C
Actual	$1,000	$950.20	$5.65	$9.00
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85	$9.30
Class R
Actual	$1,000	$952.70	$3.20	$6.55
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31	$6.77
Advisor Class
Actual	$1,000	$954.70	$0.74	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,024.45	$0.77	$4.23

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.13%; C: 1.83%; R: 1.33%; and Advisor: 0.83%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Annual Report

Franklin Templeton

2025 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2025 approaches.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton 2025 Retirement Target Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton 2025 Retirement Target Fund – Class A had a -2.86% cumulative total return for the 12 months ended December 31, 2011. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance excluding the U.S. and Canada, had total returns of +2.11% and -11.73%. The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +7.84% total return. The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 18.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 55.

Annual Report | 15

income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2025 Retirement Target Fund allocated 72.0% of total net assets to equity and 21.6% to fixed income. Domestic equity exposure was 71.0% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2011, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 12.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 8.6% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed the S&P 500. Our largest foreign equity holding, Templeton Foreign Fund – Advisor Class, underperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed better than the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

16 | Annual Report

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

Annual Report | 17

Performance Summary as of 12/31/11

Franklin Templeton 2025 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTRTX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.48	$10.22	$10.70
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1725
Class C (Symbol: FTTCX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.48	$10.11	$10.59
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1042
Class R (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.49	$10.19	$10.68
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1534
Advisor Class (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.49	$10.23	$10.72
Distributions (1/1/11–12/31/11)
Dividend Income	$0.2036

18 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-2.86%	+	9.52%	+	19.83%
Average Annual Total Return[3]		-8.42%	+	0.63%	+	2.27%
Value of $10,000 Investment[4]		$9,158		$10,321		$11,294
Total Annual Operating Expenses[5]
Without Waiver	1.66%
With Waiver	1.25%
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-3.54%	+	5.72%	+	15.44%
Average Annual Total Return[3]		-4.50%	+	1.12%	+	2.69%
Value of $10,000 Investment[4]		$9,550		$10,572		$11,544
Total Annual Operating Expenses[5]
Without Waiver	2.36%
With Waiver	1.95%
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-3.14%	+	8.41%	+	18.50%
Average Annual Total Return[3]		-3.14%	+	1.63%	+	3.18%
Value of $10,000 Investment[4]		$9,686		$10,841		$11,850
Total Annual Operating Expenses[5]
Without Waiver	1.86%
With Waiver	1.45%
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-2.65%	+	11.04%	+	21.67%
Average Annual Total Return[3]		-2.65%	+	2.12%	+	3.69%
Value of $10,000 Investment[4]		$9,735		$11,104		$12,167
Total Annual Operating Expenses[5]
Without Waiver	1.36%
With Waiver	0.95%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 19

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

20 | Annual Report

Annual Report | 21

Performance Summary (continued)

Endnotes

It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve risks. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In times of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

22 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2025 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$932.60	$2.19	$5.75
Hypothetical (5% return before expenses)	$1,000	$1,022.94	$2.29	$6.01
Class C
Actual	$1,000	$929.70	$5.59	$9.14
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85	$9.55
Class R
Actual	$1,000	$931.80	$3.16	$6.72
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31	$7.02
Advisor Class
Actual	$1,000	$934.00	$0.73	$4.29
Hypothetical (5% return before expenses)	$1,000	$1,024.45	$0.77	$4.48

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.18%; C: 1.88%; R: 1.38%; and Advisor: 0.88%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Annual Report

Franklin Templeton

2035 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2035 approaches.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton 2035 Retirement Target Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton 2035 Retirement Target Fund – Class A had a -2.97% cumulative total return for the 12 months ended December 31, 2011. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance excluding the U.S. and Canada, had total returns of +2.11% and -11.73%. The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +7.84% total return. The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 28.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 60.

Annual Report | 25

income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund allocated 77.3% of total net assets to equity, and 17.4% to fixed income. Domestic equity exposure was 71.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2011, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 13.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 70.7% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 6.6% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed the S&P 500. Our largest foreign equity holding, Templeton Foreign Fund – Advisor Class, underperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed better than the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

26 | Annual Report

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 12/31/11

Franklin Templeton 2035 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRTAX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.46	$10.13	$10.59
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1458
Class C (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.47	$9.98	$10.45
Distributions (1/1/11–12/31/11)
Dividend Income	$0.0834
Class R (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.47	$10.12	$10.59
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1299
Advisor Class (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.46	$10.17	$10.63
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1745

28 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-2.97%	+	6.94%	+	18.10%
Average Annual Total Return[3]		-8.58%	+	0.16%	+	2.00%
Value of $10,000 Investment[4]		$9,142		$10,083		$11,131
Total Annual Operating Expenses[5]
Without Waiver	1.97%
With Waiver	1.30%
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-3.70%	+	3.15%	+	13.61%
Average Annual Total Return[3]		-4.66%	+	0.62%	+	2.38%
Value of $10,000 Investment[4]		$9,534		$10,315		$11,361
Total Annual Operating Expenses[5]
Without Waiver	2.67%
With Waiver	2.00%
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-3.21%	+	5.85%	+	16.85%
Average Annual Total Return[3]		-3.21%	+	1.14%	+	2.92%
Value of $10,000 Investment[4]		$9,679		$10,585		$11,685
Total Annual Operating Expenses[5]
Without Waiver	2.17%
With Waiver	1.50%
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-2.69%	+	8.55%	+	20.06%
Average Annual Total Return[3]		-2.69%	+	1.65%	+	3.43%
Value of $10,000 Investment[4]		$9,731		$10,855		$12,006
Total Annual Operating Expenses[5]
Without Waiver	1.67%
With Waiver	1.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

30 | Annual Report

Annual Report | 31

Performance Summary (continued)

Endnotes

It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve risks. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

32 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2035 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 33

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$929.50	$2.19	$5.88
Hypothetical (5% return before expenses)	$1,000	$1,022.94	$2.29	$6.16
Class C
Actual	$1,000	$925.30	$5.58	$9.27
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85	$9.70
Class R
Actual	$1,000	$928.00	$3.16	$6.85
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31	$7.17
Advisor Class
Actual	$1,000	$930.70	$0.73	$4.43
Hypothetical (5% return before expenses)	$1,000	$1,024.45	$0.77	$4.63

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.21%; C: 1.91%; R: 1.41%; and Advisor: 0.91%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Annual Report

Franklin Templeton

2045 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2045 approaches.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton 2045 Retirement Target Fund covers the fiscal year ended December 31, 2011.

Performance Overview

Franklin Templeton 2045 Retirement Target Fund – Class A delivered a -2.81% cumulative total return for the 12 months ended December 31, 2011. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance excluding the U.S. and Canada, had total returns of +2.11% and -11.73%. The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +7.84% total return. The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 38.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 65.

Annual Report | 35

income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2045 Retirement Target Fund allocated 79.6% of total net assets to equity and 15.7% to fixed income. Domestic equity exposure was 71.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2011, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 13.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 70.7% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 5.7% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed the S&P 500. Our largest foreign equity holding, Templeton Foreign Fund – Advisor Class, underperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed better than the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

36 | Annual Report

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 37

Performance Summary as of 12/31/11

Franklin Templeton 2045 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTTAX)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.43	$10.01	$10.44
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1361
Class C (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.44	$9.84	$10.28
Distributions (1/1/11–12/31/11)
Dividend Income	$0.0762
Class R (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.43	$9.99	$10.42
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1167
Advisor Class (Symbol: n/a)			Change	12/31/11	12/31/10
Net Asset Value (NAV)		-$	0.43	$10.05	$10.48
Distributions (1/1/11–12/31/11)
Dividend Income	$0.1629

38 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-2.81%	+	7.09%	+	18.39%
Average Annual Total Return[3]		-8.43%	+	0.19%	+	2.04%
Value of $10,000 Investment[4]		$9,157		$10,097		$11,158
Total Annual Operating Expenses[5]
Without Waiver	2.44%
With Waiver	1.33%
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-3.54%	+	3.38%	+	14.02%
Average Annual Total Return[3]		-4.50%	+	0.67%	+	2.45%
Value of $10,000 Investment[4]		$9,550		$10,338		$11,402
Total Annual Operating Expenses[5]
Without Waiver	3.14%
With Waiver	2.03%
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-3.01%	+	6.08%	+	17.16%
Average Annual Total Return[3]		-3.01%	+	1.19%	+	2.97%
Value of $10,000 Investment[4]		$9,699		$10,608		$11,716
Total Annual Operating Expenses[5]
Without Waiver	2.64%
With Waiver	1.53%
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]		-2.55%	+	8.72%	+	20.37%
Average Annual Total Return[3]		-2.55%	+	1.69%	+	3.48%
Value of $10,000 Investment[4]		$9,745		$10,872		$12,037
Total Annual Operating Expenses[5]
Without Waiver	2.14%
With Waiver	1.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/12.

Annual Report | 39

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

40 | Annual Report

Annual Report | 41

Performance Summary (continued)

Endnotes

It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve risks. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

42 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2045 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 43

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/11	12/31/11	7/1/11–12/31/11	7/1/11–12/31/11
Actual	$1,000	$927.20	$2.19	$5.88
Hypothetical (5% return before expenses)	$1,000	$1,022.94	$2.29	$6.16
Class C
Actual	$1,000	$924.70	$5.58	$9.27
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85	$9.70
Class R
Actual	$1,000	$926.90	$3.16	$6.85
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31	$7.17
Advisor Class
Actual	$1,000	$929.00	$0.73	$4.42
Hypothetical (5% return before expenses)	$1,000	$1,024.45	$0.77	$4.63

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.21%; C: 1.91%; R: 1.41%; and Advisor: 0.91%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

44 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton 2015 Retirement Target Fund

Class A	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$11.25	$10.17	$ 8.14	$11.35	$10.69
Income from investment operations[a]:					
Net investment income[b,c]	0.24	0.24	0.19	0.23	0.33
Net realized and unrealized gains (losses)	(0.33)	1.05	2.09	(3.08)	0.72
Total from investment operations	(0.09)	1.29	2.28	(2.85)	1.05
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.24)	(0.21)	(0.20)	(0.19)	(0.23)
Net realized gains	—	—	(0.05)	(0.17)	(0.16)
Total distributions	(0.24)	(0.21)	(0.25)	(0.36)	(0.39)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.92	$11.25	$10.17	$ 8.14	$11.35
Total return[f]	(0.82)%	12.77%	28.50%	(25.55)%	9.84%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	0.80%	0.80%	1.00%	1.36%	3.60%
Expenses net of waiver and payments by affiliates[g]	0.45%	0.45%	0.46%	0.51%	0.48%
Net investment income[c]	2.09%	2.30%	2.11%	2.25%	3.11%
Supplemental data					
Net assets, end of year (000's)	$31,073	$27,230	$17,108	$9,407	$5,269
Portfolio turnover rate	31.55%	17.27%	12.19%	8.69%	8.19%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2015 Retirement Target Fund
		Year Ended December 31,
Class C	2011	2010	2009	2008	2007
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.16	$10.10	$8.08	$11.28	$10.67
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.16	0.13	0.14	0.36
Net realized and unrealized gains (losses)	(0.33)	1.04	2.09	(3.04)	0.60
Total from investment operations	(0.17)	1.20	2.22	(2.90)	0.96
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.16)	(0.14)	(0.15)	(0.13)	(0.19)
Net realized gains	—	—	(0.05)	(0.17)	(0.16)
Total distributions	(0.16)	(0.14)	(0.20)	(0.30)	(0.35)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.83	$11.16	$10.10	$8.08	$11.28

Total return[f]	(1.51)%	11.91%	27.75%	(26.09)%	9.02%

Ratios to average net assets
Expenses before waiver and payments by affiliates[g]	1.50%	1.50%	1.70%	2.04%	4.28%
Expenses net of waiver and payments by affiliates[g]	1.15%	1.15%	1.16%	1.19%	1.16%
Net investment income[c]	1.39%	1.60%	1.41%	1.57%	2.43%

Supplemental data
Net assets, end of year (000’s)	$14,217	$12,133	$8,357	$4,621	$2,213
Portfolio turnover rate	31.55%	17.27%	12.19%	8.69%	8.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable. gDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was 0.68% for the year ended December 31, 2011.

46 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2015 Retirement Target Fund

Class R	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$11.22	$10.15	$ 8.12	$11.32	$10.68
Income from investment operations[a]:					
Net investment income[b,c]	0.21	0.20	0.16	0.18	0.34
Net realized and unrealized gains (losses)	(0.32)	1.06	2.11	(3.05)	0.68
Total from investment operations	(0.11)	1.26	2.27	(2.87)	1.02
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.22)	(0.19)	(0.19)	(0.16)	(0.22)
Net realized gains	—	—	(0.05)	(0.17)	(0.16)
Total distributions	(0.22)	(0.19)	(0.24)	(0.33)	(0.38)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.89	$11.22	$10.15	$ 8.12	$11.32
Total return[f]	(1.02)%	12.46%	28.32%	(25.70)%	9.59%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.00%	1.00%	1.20%	1.56%	3.78%
Expenses net of waiver and payments by affiliates[g]	0.65%	0.65%	0.66%	0.71%	0.66%
Net investment income[c]	1.89%	2.10%	1.91%	2.05%	2.93%
Supplemental data					
Net assets, end of year (000's)	$1,815	$1,401	$1,365	$821	$1,071
Portfolio turnover rate	31.55%	17.27%	12.19%	8.69%	8.19%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2015 Retirement Target Fund

Advisor Class	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$11.28	$10.19	$ 8.15	$11.37	$10.70
Income from investment operations[a]:					
Net investment income[b,c]	0.26	0.39	0.20	0.25	0.30
Net realized and unrealized gains (losses)	(0.33)	0.94	2.12	(3.09)	0.79
Total from investment operations	(0.07)	1.33	2.32	(2.84)	1.09
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.27)	(0.24)	(0.23)	(0.21)	(0.26)
Net realized gains	—	—	(0.05)	(0.17)	(0.16)
Total distributions	(0.27)	(0.24)	(0.28)	(0.38)	(0.42)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.94	$11.28	$10.19	$ 8.15	$11.37
Total return	(0.61)%	13.16%	28.94%	(25.39)%	10.21%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[f]	0.50%	0.50%	0.70%	1.06%	3.28%
Expenses net of waiver and payments by affiliates[f]	0.15%	0.15%	0.16%	0.21%	0.16%
Net investment income[c]	2.39%	2.60%	2.41%	2.55%	3.43%
Supplemental data					
Net assets, end of year (000's)	$1,501	$1,571	$199	$164	$32
Portfolio turnover rate	31.55%	17.27%	12.19%	8.69%	8.19%

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

Franklin Templeton 2015 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.4%
[a,b]Franklin Pelagos Commodities Strategy Fund, Advisor Class	9,589	$94,265
[a,b]Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	9,589	96,278
		190,543
Domestic Equity 35.5%
[a,b]Franklin DynaTech Fund, Advisor Class	37,240	1,082,208
[a,b]Franklin Flex Cap Growth Fund, Advisor Class	89,560	4,040,031
[b]Franklin Growth Fund, Advisor Class	58,581	2,615,625
[a,b]Franklin Growth Opportunities Fund, Advisor Class	36,615	765,983
[b]Franklin MicroCap Value Fund, Advisor Class	27,632	771,485
[b]Franklin Natural Resources Fund, Advisor Class	25,623	949,316
[b]Franklin Rising Dividends Fund, Advisor Class	90,816	3,154,938
[b]Franklin Utilities Fund, Advisor Class	115,793	1,556,261
iShares S&P 500 Index Fund, ETF	4,785	602,719
[b]Mutual Shares Fund, Class Z	86,223	1,720,143
		17,258,709
Domestic Fixed Income 26.1%
[b]Franklin High Income Fund, Advisor Class	344,451	671,680
[b]Franklin Total Return Fund, Advisor Class	268,934	2,705,478
[b]Franklin U.S. Government Securities Fund, Advisor Class	1,116,220	7,768,892
iShares Barclays Aggregate Bond Fund, ETF	13,820	1,523,655
		12,669,705
Foreign Equity 14.4%
[b]Franklin Gold and Precious Metals Fund, Advisor Class	24,633	938,520
[b]Franklin International Small Cap Growth Fund, Advisor Class	81,938	1,115,998
iShares MSCI EAFE Index Fund, ETF	4,940	244,678
[b]Mutual European Fund, Class Z	94,931	1,798,937
[b]Templeton China World Fund, Advisor Class	24,464	832,985
[b]Templeton Foreign Fund, Advisor Class	354,915	2,076,255
		7,007,373
Foreign Fixed Income 12.6%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	84,601	956,837
[b]Templeton Global Bond Fund, Advisor Class	419,698	5,191,669
		6,148,506
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $40,811,348) 89.0%		43,274,836

Annual Report | 49

50 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton 2025 Retirement Target Fund

Class A	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.70	$ 9.54	$7.47	$11.45	$10.78
Income from investment operations[a]:					
Net investment income[b,c]	0.17	0.22	0.16	0.14	0.28
Net realized and unrealized gains (losses)	(0.48)	1.13	2.15	(3.71)	0.82
Total from investment operations	(0.31)	1.35	2.31	(3.57)	1.10
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.17)	(0.19)	(0.14)	(0.14)	(0.21)
Net realized gains	—	—	(0.10)	(0.27)	(0.22)
Total distributions	(0.17)	(0.19)	(0.24)	(0.41)	(0.43)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.22	$10.70	$9.54	$ 7.47	$11.45
Total return[f]	(2.86)%	14.14%	31.34%	(31.74)%	10.19%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	0.80%	0.85%	1.09%	1.50%	3.31%
Expenses net of waiver and payments by affiliates[g]	0.45%	0.45%	0.46%	0.49%	0.47%
Net investment income[c]	1.64%	2.25%	1.88%	1.53%	2.55%
Supplemental data					
Net assets, end of year (000's)	$36,506	$30,983	$19,725	$9,918	$6,952
Portfolio turnover rate	20.06%	19.11%	13.43%	6.07%	16.28%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2025 Retirement Target Fund

Class C	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.59	$ 9.45	$7.43	$11.40	$10.77
Income from investment operations[a]:					
Net investment income[b,c]	0.10	0.16	0.10	0.10	0.28
Net realized and unrealized gains (losses)	(0.48)	1.11	2.12	(3.70)	0.74
Total from investment operations	(0.38)	1.27	2.22	(3.60)	1.02
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.10)	(0.13)	(0.10)	(0.10)	(0.17)
Net realized gains	—	—	(0.10)	(0.27)	(0.22)
Total distributions	(0.10)	(0.13)	(0.20)	(0.37)	(0.39)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.11	$10.59	$9.45	$ 7.43	$11.40
Total return[f]	(3.54)%	13.41%	30.18%	(32.16)%	9.43%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.50%	1.55%	1.79%	2.20%	3.99%
Expenses net of waiver and payments by affiliates[g]	1.15%	1.15%	1.16%	1.19%	1.15%
Net investment income[c]	0.94%	1.55%	1.18%	0.83%	1.87%
Supplemental data					
Net assets, end of year (000's)	$14,309	$11,194	$6,308	$2,551	$1,104
Portfolio turnover rate	20.06%	19.11%	13.43%	6.07%	16.28%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2025 Retirement Target Fund

Class R	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.68	$ 9.53	$7.47	$11.44	$10.77
Income from investment operations[a]:					
Net investment income[b, c]	0.16	0.22	0.17	0.10	0.27
Net realized and unrealized gains (losses)	(0.50)	1.10	2.12	(3.68)	0.82
Total from investment operations	(0.34)	1.32	2.29	(3.58)	1.09
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.15)	(0.17)	(0.13)	(0.12)	(0.20)
Net realized gains	—	—	(0.10)	(0.27)	(0.22)
Total distributions	(0.15)	(0.17)	(0.23)	(0.39)	(0.42)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.19	$10.68	$9.53	$ 7.47	$11.44
Total return[f]	(3.14)%	13.92%	31.03%	(31.90)%	10.11%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.00%	1.05%	1.29%	1.70%	3.49%
Expenses net of waiver and payments by affiliates[g]	0.65%	0.65%	0.66%	0.69%	0.65%
Net investment income[c]	1.44%	2.05%	1.68%	1.33%	2.37%
Supplemental data					
Net assets, end of year (000's)	$1,780	$995	$460	$155	$188
Portfolio turnover rate	20.06%	19.11%	13.43%	8.69%	16.28%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
[g]Does not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was 0.73% for the year ended December 31, 2011.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2025 Retirement Target Fund

Advisor Class	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.72	$ 9.55	$7.48	$11.46	$10.79
Income from investment operations[a]:					
Net investment income[b,c]	0.21	0.31	0.17	0.16	0.46
Net realized and unrealized gains (losses)	(0.50)	1.07	2.17	(3.70)	0.67
Total from investment operations	(0.29)	1.38	2.34	(3.54)	1.13
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.20)	(0.21)	(0.17)	(0.17)	(0.24)
Net realized gains	—	—	(0.10)	(0.27)	(0.22)
Total distributions	(0.20)	(0.21)	(0.27)	(0.44)	(0.46)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.23	$10.72	$9.55	$ 7.48	$11.46
Total return	(2.65)%	14.53%	31.61%	(31.49)%	10.46%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[f]	0.50%	0.55%	0.79%	1.20%	2.99%
Expenses net of waiver and payments by affiliates[f]	0.15%	0.15%	0.16%	0.19%	0.15%
Net investment income[c]	1.94%	2.55%	2.18%	1.83%	2.87%
Supplemental data					
Net assets, end of year (000's)	$1,847	$1,530	$463	$322	$417
Portfolio turnover rate	20.06%	19.11%	13.43%	6.07%	16.28%

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

See Abbreviations on page 86.

aNon-income producing.
bSee Note 7 regarding investments in Underlying Funds.

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Financial Highlights

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
gDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds and Exchange Traded Funds was 0.76% for the year ended December 31, 2011.

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2035 Retirement Target Fund

Class C	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.45	$ 9.25	$7.06	$11.52	$10.86
Income from investment operations[a]:					
Net investment income[b,c]	0.08	0.12	0.09	0.03	0.26
Net realized and unrealized gains (losses)	(0.47)	1.18	2.28	(4.13)	0.84
Total from investment operations	(0.39)	1.30	2.37	(4.10)	1.10
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.08)	(0.10)	(0.08)	(0.04)	(0.14)
Net realized gains	—	—	(0.10)	(0.32)	(0.30)
Total distributions	(0.08)	(0.10)	(0.18)	(0.36)	(0.44)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$ 9.98	$10.45	$9.25	$ 7.06	$11.52
Total return[f]	(3.70)%	14.04%	34.00%	(36.34)%	10.12%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.67%	1.82%	2.21%	2.84%	5.84%
Expenses net of waiver and payments by affiliates[g]	1.15%	1.15%	1.15%	1.19%	1.16%
Net investment income[c]	0.74%	1.36%	0.95%	0.17%	1.39%
Supplemental data					
Net assets, end of year (000's)	$8,300	$6,669	$3,980	$1,522	$1,103
Portfolio turnover rate	29.19%	23.28%	19.76%	7.54%	14.95%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2035 Retirement Target Fund

Class R	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.59	$ 9.37	$7.13	$11.59	$10.88
Income from investment operations[a]:					
Net investment income[b,c]	0.14	0.21	0.12	0.03	0.28
Net realized and unrealized gains (losses)	(0.48)	1.15	2.33	(4.12)	0.89
Total from investment operations	(0.34)	1.36	2.45	(4.09)	1.17
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.13)	(0.14)	(0.11)	(0.05)	(0.16)
Net realized gains	—	—	(0.10)	(0.32)	(0.30)
Total distributions	(0.13)	(0.14)	(0.21)	(0.37)	(0.46)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.12	$10.59	$9.37	$ 7.13	$11.59
Total return[f]	(3.21)%	14.55%	34.79%	(36.05)%	10.76%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.17%	1.32%	1.71%	2.34%	5.34%
Expenses net of waiver and payments by affiliates[g]	0.65%	0.65%	0.65%	0.69%	0.66%
Net investment income[c]	1.24%	1.86%	1.45%	0.67%	1.89%
Supplemental data					
Net assets, end of year (000's)	$1,724	$1,038	$368	$172	$314
Portfolio turnover rate	29.19%	23.28%	19.76%	7.54%	14.95%

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2035 Retirement Target Fund

Advisor Class	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.63	$ 9.39	$7.14	$11.64	$10.89
Income from investment operations[a]:					
Net investment income[b,c]	0.17	0.23	0.16	0.11	0.20
Net realized and unrealized gains (losses)	(0.46)	1.19	2.34	(4.18)	1.04
Total from investment operations	(0.29)	1.42	2.50	(4.07)	1.24
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.17)	(0.18)	(0.15)	(0.11)	(0.19)
Net realized gains	—	—	(0.10)	(0.32)	(0.30)
Total distributions	(0.17)	(0.18)	(0.25)	(0.43)	(0.49)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.17	$10.63	$9.39	$ 7.14	$11.64
Total return	(2.69)%	15.09%	35.42%	(35.72)%	11.34%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[f]	0.67%	0.82%	1.21%	1.84%	4.84%
Expenses net of waiver and payments by affiliates[f]	0.15%	0.15%	0.15%	0.19%	0.16%
Net investment income[c]	1.74%	2.36%	1.95%	1.17%	2.39%
Supplemental data					
Net assets, end of year (000's)	$817	$840	$493	$213	$119
Portfolio turnover rate	29.19%	23.28%	19.76%	7.54%	14.95%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

Franklin Templeton 2035 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 0.6%		
[a,b]Franklin Pelagos Commodities Strategy Fund, Advisor Class	10,959	$ 107,727
[a,b]Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	10,959	110,028
		217,755
Domestic Equity 55.3%		
[a,b]Franklin DynaTech Fund, Advisor Class	42,061	1,222,294
[a,b]Franklin Flex Cap Growth Fund, Advisor Class	103,332	4,661,297
[b]Franklin Growth Fund, Advisor Class	65,352	2,917,955
[a,b]Franklin Growth Opportunities Fund, Advisor Class	35,154	735,423
[b]Franklin MicroCap Value Fund, Advisor Class	26,940	752,162
[b]Franklin Natural Resources Fund, Advisor Class	29,222	1,082,676
[b]Franklin Rising Dividends Fund, Advisor Class	113,747	3,951,589
[b]Franklin Utilities Fund, Advisor Class	130,183	1,749,664
iShares S&P 500 Index Fund, ETF	3,310	416,927
[b]Mutual Shares Fund, Class Z	98,483	1,964,741
		19,454,728
Domestic Fixed Income 12.3%		
[b]Franklin High Income Fund, Advisor Class	121,779	237,468
[b]Franklin Total Return Fund, Advisor Class	68,807	692,199
[b]Franklin U.S. Government Securities Fund, Advisor Class	331,817	2,309,445
iShares Barclays Aggregate Bond Fund, ETF	9,745	1,074,386
		4,313,498
Foreign Equity 22.0%		
[b]Franklin Gold and Precious Metals Fund, Advisor Class	29,322	1,117,186
[b]Franklin International Small Cap Growth Fund, Advisor Class	92,400	1,258,482
iShares MSCI EAFE Index Fund, ETF	3,390	167,907
[b]Mutual European Fund, Class Z	107,696	2,040,844
[b]Templeton China World Fund, Advisor Class	26,343	896,973
[b]Templeton Foreign Fund, Advisor Class	384,206	2,247,607
		7,728,999
Foreign Fixed Income 5.1%		
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	21,712	245,562
[b]Templeton Global Bond Fund, Advisor Class	125,888	1,557,235
		1,802,797
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $31,521,803) 95.3%		33,517,777
Short Term Investments (Cost $1,456,805) 4.1%		
Money Market Funds 4.1%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,456,805	1,456,805
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $32,978,608) 99.4%		34,974,582
Other Assets, less Liabilities 0.6%		193,416
Net Assets 100.0%		$35,167,998

See Abbreviations on page 86.

[a]Non-income producing.

[b]See Note 7 regarding investments in Underlying Funds.

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton 2045 Retirement Target Fund

Class A	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.44	$ 9.13	$6.89	$11.57	$10.89
Income from investment operations[a]:					
Net investment income[b,c]	0.15	0.16	0.12	0.06	0.17
Net realized and unrealized gains (losses)	(0.44)	1.29	2.36	(4.29)	1.06
Total from investment operations	(0.29)	1.45	2.48	(4.23)	1.23
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.14)	(0.14)	(0.10)	(0.08)	(0.16)
Net realized gains	—	—	(0.14)	(0.37)	(0.39)
Total distributions	(0.14)	(0.14)	(0.24)	(0.45)	(0.55)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.01	$10.44	$9.13	$ 6.89	$11.57
Total return[f]	(2.81)%	15.92%	36.53%	(37.46)%	11.32%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.30%	1.56%	2.03%	3.12%	6.86%
Expenses net of waiver and payments by affiliates[g]	0.45%	0.45%	0.45%	0.47%	0.47%
Net investment income[c]	1.43%	1.80%	1.53%	0.66%	1.70%
Supplemental data					
Net assets, end of year (000's)	$14,762	$10,090	$6,943	$3,389	$2,439
Portfolio turnover rate	34.66%	25.05%	14.30%	8.09%	24.40%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2045 Retirement Target Fund

Class C	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.28	$ 9.01	$6.81	$11.48	$10.87
Income from investment operations[a]:					
Net investment income[b,c]	0.07	0.11	0.07	0.02	0.23
Net realized and unrealized gains (losses)	(0.43)	1.25	2.33	(4.27)	0.91
Total from investment operations	(0.36)	1.36	2.40	(4.25)	1.14
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.08)	(0.09)	(0.06)	(0.05)	(0.14)
Net realized gains	—	—	(0.14)	(0.37)	(0.39)
Total distributions	(0.08)	(0.09)	(0.20)	(0.42)	(0.53)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$9.84	$10.28	$9.01	$ 6.81	$11.48
Total return[f]	(3.54)%	15.13%	35.77%	(37.95)%	10.50%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	2.00%	2.26%	2.73%	3.82%	7.55%
Expenses net of waiver and payments by affiliates[g]	1.15%	1.15%	1.15%	1.17%	1.16%
Net investment income (loss)[c]	0.73%	1.10%	0.83%	(0.04)%	1.01%
Supplemental data					
Net assets, end of year (000's)	$5,869	$4,157	$2,264	$958	$487
Portfolio turnover rate	34.66%	25.05%	14.30%	8.09%	24.40%

[b]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2045 Retirement Target Fund

Class R	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.42	$ 9.12	$6.88	$11.54	$10.88
Income from investment operations[a]:					
Net investment income[b,c]	0.12	0.16	0.12	0.02	0.24
Net realized and unrealized gains (losses)	(0.43)	1.27	2.35	(4.25)	0.97
Total from investment operations	(0.31)	1.43	2.47	(4.23)	1.21
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.12)	(0.13)	(0.09)	(0.06)	(0.16)
Net realized gains	—	—	(0.14)	(0.37)	(0.39)
Total distributions	(0.12)	(0.13)	(0.23)	(0.43)	(0.55)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$9.99	$10.42	$9.12	$ 6.88	$11.54
Total return[f]	(3.01)%	15.66%	36.45%	(37.64)%	11.13%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[g]	1.50%	1.76%	2.23%	3.32%	7.04%
Expenses net of waiver and payments by affiliates[g]	0.65%	0.65%	0.65%	0.67%	0.65%
Net investment income[c]	1.23%	1.60%	1.33%	0.46%	1.52%
Supplemental data					
Net assets, end of year (000's)	$860	$663	$394	$156	$160
Portfolio turnover rate	34.66%	25.05%	14.30%	8.09%	24.40%

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton 2045 Retirement Target Fund

Advisor Class	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.48	$ 9.16	$6.89	$11.59	$10.90
Income from investment operations[a]:					
Net investment income[b,c]	0.17	0.25	0.14	0.06	0.49
Net realized and unrealized gains (losses)	(0.44)	1.24	2.39	(4.29)	0.78
Total from investment operations	(0.27)	1.49	2.53	(4.23)	1.27
Less distributions from:					
Net investment income and short term gains received from Underlying Funds	(0.16)	(0.17)	(0.12)	(0.10)	(0.19)
Net realized gains	—	—	(0.14)	(0.37)	(0.39)
Total distributions	(0.16)	(0.17)	(0.26)	(0.47)	(0.58)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$10.05	$10.48	$9.16	$ 6.89	$11.59
Total return	(2.55)%	16.26%	37.27%	(37.39)%	11.65%
Ratios to average net assets					
Expenses before waiver and payments by affiliates[f]	1.00%	1.26%	1.73%	2.82%	6.54%
Expenses net of waiver and payments by affiliates[f]	0.15%	0.15%	0.15%	0.17%	0.15%
Net investment income[c]	1.73%	2.10%	1.83%	0.96%	2.02%
Supplemental data					
Net assets, end of year (000's)	$642	$499	$205	$105	$164
Portfolio turnover rate	34.66%	25.05%	14.30%	8.09%	24.40%

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2011

See Abbreviations on page 86.
[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.
Annual Report	| The accompanying notes are an integral part of these financial statements.	|	65

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2011

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Investments in securities:
Cost - Underlying Funds (Note 7)	$43,393,067	$49,325,824	$31,375,688	$19,784,726
Cost - Exchange Traded Funds	2,274,690	2,505,685	1,602,920	1,003,316
Cost - Repurchase agreements	491,096	—	—	—
Total cost of investments	$46,158,853	$51,831,509	$32,978,608	$20,788,042
Value - Underlying Funds (Note 7)	$45,760,193	$51,941,254	$33,315,362	$20,865,359
Value - Exchange Traded Funds	2,371,052	2,606,946	1,659,220	1,046,355
Value - Repurchase agreements	491,096	—	—	—
Total value of investments	48,622,341	54,548,200	34,974,582	21,911,714
Receivables:
Capital shares sold	99,210	106,495	206,773	220,012
Dividends	385	424	270	170
Affiliates	1,755	6,240	56,791	93,284
Total assets	48,723,691	54,661,359	35,238,416	22,225,180
Liabilities:
Payables:
Capital shares redeemed	65,044	172,773	26,067	51,846
Underlying Funds (Note 8)	14,844	64	2,129	857
Reports to shareholders	5,597	7,254	5,946	4,983
Professional fees	28,120	30,253	29,892	29,801
Unaffiliated transfer agent fees	4,803	8,628	6,329	4,097
Accrued expenses and other liabilities	78	82	55	37
Total liabilities	118,486	219,054	70,418	91,621
Net assets, at value	$48,605,205	$54,442,305	$35,167,998	$22,133,559
Net assets consist of:
Paid-in capital	$46,942,436	$53,043,098	$33,994,385	$21,516,401
Undistributed net investment income	55,479	56,783	43,486	25,404
Net unrealized appreciation (depreciation)	2,463,488	2,716,691	1,995,974	1,123,672
Accumulated net realized gain (loss)	(856,198)	(1,374,267)	(865,847)	(531,918)
Net assets, at value	$48,605,205	$54,442,305	$35,167,998	$22,133,559

66 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2011

Franklin Templeton 2015 Retirement Target Fund	Franklin Templeton 2025 Retirement Target Fund	Franklin Templeton 2035 Retirement Target Fund	Franklin Templeton 2045 Retirement Target Fund
Class A:				
Net assets, at value	$31,073,012	$36,505,590	$24,327,618	$14,762,023
Shares outstanding	2,846,425	3,571,710	2,402,494	1,474,115
Net asset value per share[a]	$10.92	$10.22	$10.13	$10.01
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.59	$10.84	$10.75	$10.62
Class C:				
Net assets, at value	$14,216,701	$14,308,843	$ 8,299,586	$ 5,868,783
Shares outstanding	1,312,750	1,415,602	831,248	596,328
Net asset value and maximum offering price per share[a]	$10.83	$10.11	$9.98	$9.84
Class R:				
Net assets, at value	$ 1,814,716	$ 1,780,379	$ 1,723,520	$ 860,348
Shares outstanding	166,653	174,650	170,298	86,127
Net asset value and maximum offering price per share	$10.89	$10.19	$10.12	$9.99
Advisor Class:				
Net assets, at value	$ 1,500,776	$ 1,847,493	$ 817,274	$ 642,405
Shares outstanding	137,123	180,560	80,337	63,924
Net asset value and maximum offering price per share	$10.94	$10.23	$10.17	$10.05

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2011

68 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 69

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

70 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange Traded Funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Joint Repurchase Agreement

The Franklin Templeton 2015 Retirement Target Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on December 30, 2011.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Annual Report | 71

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

72 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

Annual Report | 73

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. **Shares of Beneficial Interest** *(continued)*

	Franklin Templeton 2015 Retirement Target Fund		Franklin Templeton 2025 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Year ended December 31, 2011				
Shares sold	29,653	$ 338,667	45,965	$ 487,583
Shares issued in reinvestment of distributions	3,475	38,343	3,341	34,050
Shares redeemed	(35,319)	(396,544)	(11,493)	(121,436)
Net increase (decrease)	(2,191)	$ (19,534)	37,813	$ 400,197
Year ended December 31, 2010				
Shares sold	121,629	$ 1,251,880	97,657	$ 945,992
Shares issued in reinvestment of distributions	2,363	26,256	2,734	28,794
Shares redeemed	(4,169)	(44,048)	(6,109)	(61,083)
Net increase (decrease)	119,823	$ 1,234,088	94,282	$ 913,703

	Franklin Templeton 2035 Retirement Target Fund		Franklin Templeton 2045 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended December 31, 2011				
Shares sold	797,702	$ 8,431,710	715,148	$ 7,526,305
Shares issued in reinvestment of distributions	33,152	335,865	18,895	188,957
Shares redeemed	(286,714)	(3,042,760)	(226,172)	(2,353,013)
Net increase (decrease)	544,140	$ 5,724,815	507,871	$ 5,362,249
Year ended December 31, 2010				
Shares sold	926,870	$ 8,976,626	446,703	$ 4,250,063
Shares issued in reinvestment of distributions	25,858	273,718	12,500	130,433
Shares redeemed	(204,675)	(1,962,240)	(253,272)	(2,341,930)
Net increase (decrease)	748,053	$ 7,288,104	205,931	$ 2,038,566
Class C Shares:				
Year ended December 31, 2011				
Shares sold	314,613	$ 3,252,398	302,728	$ 3,136,756
Shares issued in reinvestment of distributions	5,601	56,237	3,689	36,427
Shares redeemed	(127,160)	(1,337,354)	(114,621)	(1,179,605)
Net increase (decrease)	193,054	$ 1,971,281	191,796	$ 1,993,578
Year ended December 31, 2010				
Shares sold	326,914	$ 3,119,826	228,135	$ 2,120,389
Shares issued in reinvestment of distributions	5,037	52,579	2,856	29,293
Shares redeemed	(123,793)	(1,174,967)	(77,805)	(730,433)
Net increase (decrease)	208,158	$ 1,997,438	153,186	$ 1,419,249

74 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Annual Report | 75

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under the terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised

76 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$31,631	$56,365	$42,985	$31,413
CDSC retained	$926	$1,356	$1,547	$1,294

e. Transfer Agent Fees

For the year ended December 31, 2011, the Funds paid transfer agent fees as noted in the

Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Transfer agent fees	$35,339	$58,580	$53,466	$51,160

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the funds so that the common expenses (i.e. a combination of asset allocation fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the funds do not exceed 0.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2011, there were no credits earned.

Annual Report | 77

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At December 31, 2011, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Capital loss carryforwards expiring in:
2017	$6,200	$347,084	$38,783	$—
2018	328,667	315,274	191,801	74,927
	$334,867	$662,358	$230,584	$74,927

During the year ended December 31, 2011, the Funds utilized capital loss carryforwards as follows:

Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
$780,685	$593,264	$521,283	$417,572

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2011, the deferred post-October capital losses were as follows:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Realized capital losses	$58,841	$27,927	$23,795	$19,785

The tax character of distributions paid during the years ended December 31, 2011 and 2010, was as follows:

	Franklin Templeton		Franklin Templeton
	2015 Retirement		2025 Retirement
	Target Fund		Target Fund
	2011	2010	2011	2010
Distributions paid from ordinary income	$928,884	$674,637	$798,084	$689,082

78 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

	Franklin Templeton		Franklin Templeton
	2035 Retirement		2045 Retirement
	Target Fund		Target Fund
	2011	2010	2011	2010
Distributions paid from ordinary income	$439,642	$366,131	$254,018	$184,127

At December 31, 2011, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$46,621,354	$52,515,504	$33,590,073	$21,225,247

Unrealized appreciation	$2,555,163	$2,953,977	$2,037,798	$1,222,247
Unrealized depreciation	(554,176)	(921,281)	(653,289)	(535,780)
Net unrealized appreciation (depreciation)	$2,000,987	$2,032,696	$1,384,509	$686,467

Distributable earnings –
undistributed ordinary income	$55,479	$56,783	$43,486	$25,404

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2011, were as follows:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Purchases	$20,065,343	$22,194,800	$17,636,280	$14,182,712
Sales	$13,353,389	$9,693,509	$9,174,504	$6,517,625

7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Annual Report | 79

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2011, were as follows:

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2025 Retirement Target Fund								
Franklin Dynatech Fund, Advisor Class	—	61,272	—	61,272	$ 1,780,563	$ —	$ 37,357[a]	0.18%
Franklin Flex Cap Growth Fund, Advisor Class	169,201	23,369	39,537	153,033	6,903,328	—	286,162[a]	0.21%
Franklin Gold and Precious Metals Fund, Advisor Class	37,954	11,128	1,676	47,406	1,806,160	42,853	39,006[a]	0.06%
Franklin Growth Fund, Advisor Class	50,113	42,074	—	92,187	4,116,155	22,986	10,602[a]	0.08%
Franklin Growth Opportunities Fund, Advisor Class	62,938	3,651	12,414	54,175	1,133,348	—	182,190[a]	0.28%
Franklin High Income Fund, Advisor Class ..	—	193,272	—	193,272	376,880	3,299	—	0.01%
Franklin International Small Cap Growth Fund, Advisor Class	85,630	45,690	—	131,320	1,788,577	29,437	62,221[a]	0.35%
Franklin MicroCap Value Fund, Advisor Class	39,567	4,981	4,642	39,906	1,114,183	3,611	121,391[a]	0.33%
Franklin Natural Resources Fund, Advisor Class	40,331	9,582	8,222	41,691	1,544,638	12,036	(78,388)	0.12%
Franklin Pelagos Commodities Strategy Fund, Advisor Class	—	15,643	—	15,643	153,768	—	—	1.01%
Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	—	15,643	—	15,643	157,052	—	—	1.02%
Franklin Rising Dividends Fund, Advisor Class	—	154,335	—	154,335	5,361,603	70,799	—	0.09%
Franklin Strategic Income Fund, Advisor Class	—	63,102	63,102	—	—[b]	21,582	(21,542)	—
Franklin Templeton Emerging Market Debt Opportunities Fund	17,658	26,050	—	43,708	494,332	28,517	6,572[a]	0.11%
Franklin Total Return Fund, Advisor Class ..	150,276	28,575	37,336	141,515	1,423,643	64,840	25,744[a]	0.04%
Franklin U.S. Government Securities Fund, Advisor Class	430,377	265,250	20,494	675,133	4,698,924	143,100	(1,435)	0.04%
Franklin Utilities Fund, Advisor Class	142,547	38,540	—	181,087	2,433,812	76,240	—	0.06%
Institutional Fiduciary Trust Money Market Portfolio	2,532,378	14,140,766	13,427,812	3,245,332	3,245,332	—	—	0.05%
Mutual European Fund, Class Z	140,939	33,519	16,870	157,588	2,986,300	115,443	(96,155)	0.18%
Mutual Shares Fund, Class Z	295,801	41,825	198,909	138,717	2,767,407	79,190	(55,217)	0.02%
Templeton China World Fund, Advisor Class	37,873	8,209	8,327	37,755	1,285,569	13,443	2,379[a]	0.13%
Templeton Foreign Fund, Advisor Class	315,458	238,260	—	553,718	3,239,250	96,368	—	0.06%
Templeton Global Bond Fund, Advisor Class	175,076	90,490	12,500	253,066	3,130,430	181,577	10,608[a]	0.01%
Total					$51,941,254	$1,005,321	$531,495

Annual Report | 81

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2035 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	—	44,227	2,166	42,061	$1,222,294	$ —	$ 25,719[a]	0.12%
Franklin Flex Cap Growth Fund, Advisor Class	124,488	17,922	39,078	103,332	4,661,297	—	267,399[a]	0.14%
Franklin Gold and Precious Metals Fund, Advisor Class	25,318	7,642	3,638	29,322	1,117,186	26,478	15,490[a]	0.04%
Franklin Growth Fund, Advisor Class	37,348	31,769	3,765	65,352	2,917,955	16,282	12,006[a]	0.06%
Franklin Growth Opportunities Fund, Advisor Class	45,434	2,370	12,650	35,154	735,423	—	161,222[a]	0.18%
Franklin High Income Fund, Advisor Class	—	121,779	—	121,779	237,468	2,076	—	0.01%
Franklin International Small Cap Growth Fund, Advisor Class	64,719	35,349	7,668	92,400	1,258,482	20,713	49,746[a]	0.25%
Franklin MicroCap Value Fund, Advisor Class	29,346	3,363	5,769	26,940	752,162	2,438	84,675[a]	0.22%
Franklin Natural Resources Fund, Advisor Class	30,504	7,634	8,916	29,222	1,082,676	8,432	(47,862)	0.09%
Franklin Pelagos Commodities Strategy Fund, Advisor Class	—	10,959	—	10,959	107,727	—	—	0.71%
Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	—	10,959	—	10,959	110,028	—	—	0.72%
Franklin Rising Dividends Fund, Advisor Class	—	113,747	—	113,747	3,951,589	52,150	—	0.06%
Franklin Strategic Income Fund, Advisor Class	—	38,853	38,853	—	—[b]	10,379	(15,375)	—
Franklin Templeton Emerging Market Debt Opportunities Fund	3,069	18,643	—	21,712	245,562	14,166	3,265[a]	0.06%
Franklin Total Return Fund, Advisor Class	28,324	58,695	18,212	68,807	692,199	25,951	8,338[a]	0.02%
Franklin U.S. Government Securities Fund, Advisor Class	73,405	258,412	—	331,817	2,309,445	51,036	—	0.02%
Franklin Utilities Fund, Advisor Class	109,665	31,304	10,786	130,183	1,749,664	55,534	6,471	0.05%
Institutional Fiduciary Trust Money Market Portfolio	942,354	9,270,664	8,756,213	1,456,805	1,456,805	—	—	0.02%
Mutual European Fund, Class Z	104,353	25,068	21,725	107,696	2,040,844	78,802	(71,478)	0.12%
Mutual Shares Fund, Class Z	230,983	34,598	167,098	98,483	1,964,741	56,491	24,132	0.01%
Templeton China World Fund, Advisor Class	28,293	6,627	8,577	26,343	896,973	9,371	5,652[a]	0.09%
Templeton Foreign Fund, Advisor Class	234,768	172,732	23,294	384,206	2,247,607	66,776	9,176	0.04%
Templeton Global Bond Fund, Advisor Class	31,925	100,061	6,098	125,888	1,557,235	75,803	4,258[a]	—[c]
Total					$33,315,362	$ 572,878	$542,834

82 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

aIncludes realized gain distributions received.
bAs of December 31 2011, no longer held by the fund.
cRounds to less than 0.01%.

Annual Report | 83

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds (except for the Franklin Pelagos Commodities Strategy Fund and Franklin Pelagos Managed Futures Strategy Fund) and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2011 is noted in the Statements of Operations.

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matured on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 20, 2012, the Borrowers renewed the Global Credit Facility for a total of $1.5 billion, maturing January 18, 2013.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2011, the Funds did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

84 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

10. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

Annual Report | 85

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

86 | Annual Report

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund, Franklin Templeton 2045 Retirement Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the transfer agent of the Underlying Funds and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2012

Annual Report | 87

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2011:

Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
15.56%	28.46%	37.37%	41.37%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2011:

Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
$315,014	$501,708	$354,746	$229,243

Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV by mid-February 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2011, the Funds, qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of their Underlying Funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by the Underlying Funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2011, to treat their proportionate share of foreign taxes paid by the Underlying Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Funds’ distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Funds, to Class A, Class C, Class R, and Advisor Class shareholders of record.

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton 2035 Retirement Target Fund
Class A	$0.0061	$0.0699	$0.0388
Class C	$0.0061	$0.0699	$0.0388
Class R	$0.0061	$0.0699	$0.0388
Advisor Class	$0.0061	$0.0699	$0.0388
Franklin Templeton 2045 Retirement Target Fund
Class A	$0.0063	$0.0700	$0.0403
Class C	$0.0063	$0.0700	$0.0403
Class R	$0.0063	$0.0700	$0.0403
Advisor Class	$0.0063	$0.0700	$0.0403

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Underlying Funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Underlying Funds.1

By mid-February 2012, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2011. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2011 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 89

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

90 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	132	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	107	None
Principal Occupation During at Least the Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1995	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				

Annual Report | 91

92 | Annual Report

Annual Report | 93

94 | Annual Report

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 95

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

RTF A 02/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $242,037 for the fiscal year ended December 31, 2011 and $250,381 for the fiscal year ended December 31, 2010.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $100,000 for the fiscal year ended December 31, 2011 and $35,000 for the fiscal year ended December 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and derivative instruments.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $4,269 for the fiscal year ended December 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $140,531 for the fiscal year ended December 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $100,000 for the fiscal year ended December 31, 2011 and $179,800 for the fiscal year ended December 31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date February 24, 2012

By /s/GASTON GARADEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date February 24, 2012